Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2012	Jul. 31, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Capitol Bancorp Ltd.
Entity Central Index Key	0000840264
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 5,260,254
Entity Common Stock, Shares Outstanding		41,038,408
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun 30, 2012

Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 47,466	$ 38,540
Money market and interest-bearing deposits	298,395	318,006
Cash and cash equivalents	345,861	356,546
Loans held for sale	1,099	2,129
Investment securities -- Note C:
Available for sale, carried at fair value	17,099	14,883
Held for long-term investment, carried at amortized cost which approximates fair value	2,769	2,737
Total investment securities	19,868	17,620
Federal Home Loan Bank and Federal Reserve Bank stock (carried on the basis of cost) -- Note C	12,105	12,851
Portfolio loans, less allowance for loan losses of $73,438 in 2012 and $86,745 in 2011 -- Note D	1,305,829	1,454,368
Premises and equipment	22,769	24,348
Accrued interest income	4,438	5,037
Other real estate owned	94,834	95,523
Other assets	12,947	14,345
Assets of discontinued operations -- Note E	166,157	222,498
TOTAL ASSETS	1,985,907	2,205,265
Deposits:
Noninterest-bearing	361,003	328,896
Interest-bearing	1,368,029	1,529,502
Total deposits	1,729,032	1,858,398
Debt obligations:
Notes Payable With Other Borrowings	30,694	50,445
Subordinated debentures -- Note H	149,207	149,156
Total debt obligations	179,901	199,601
Accrued interest on deposits and other liabilities	51,242	50,157
Liabilities of discontinued operations -- Note E	157,645	205,756
Total liabilities	2,117,820	2,313,912
Capitol Bancorp Limited stockholders' equity -- Notes G and L:
Preferred stock (Series A), 700,000 shares authorized ($100 per-share liquidation preference); 50,980 shares issued and outstanding	5,098	5,098
Preferred stock (for potential future issuance), 19,300,000 shares authorized (none issued and outstanding)	0	0
Common stock, no par value, 1,500,000,000 shares authorized; issued and outstanding: 2012 - 41,038,408 shares; 2011 - 41,039,767 shares	292,179	292,135
Retained-earnings deficit	(423,175)	(404,846)
Undistributed common stock held by employee-benefit trust	(541)	(541)
Accumulated other comprehensive income	61	70
Total Capitol Bancorp Limited stockholders' equity deficit	(126,378)	(108,084)
Noncontrolling interests in consolidated subsidiaries	(5,535)	(563)
Total equity deficit	(131,913)	(108,647)
TOTAL LIABILITIES AND EQUITY	$ 1,985,907	$ 2,205,265

Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Loans And Leases Receivable	$ 73,438	$ 86,745
Capitol Bancorp Limited stockholders' equity -- Notes G and L:
Preferred Stock, Shares Authorized (in shares)-Series A	700,000	700,000
Preferred Stock, Liquidation Preference Per Share (in dollars per share)-Series A	$ 100	$ 100
Preferred Stock, Shares Issued (in shares)	50,980	50,980
Preferred Stock, Shares Outstanding (in shares)-Series A	50,980	50,980
Preferred Stock, Shares Authorized for Potential Future Issuance (in shares)	19,300,000	19,300,000
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0	$ 0
Common Stock, Shares Authorized (in shares)	1,500,000,000	1,500,000,000
Common Stock, Shares, Issued (in shares)	41,038,408	41,039,767
Common Stock, Shares, Outstanding (in shares)	41,038,408	41,039,767

Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Interest income:
Portfolio loans (including fees)	$ 19,590	$ 24,273	$ 40,475	$ 50,365
Loans held for sale	8	9	20	27
Taxable investment securities	44	28	95	58
Other	299	299	589	650
Total interest income	19,941	24,609	41,179	51,100
Interest expense:
Deposits	3,390	5,898	7,334	12,553
Debt obligations and other	2,602	2,945	5,667	5,885
Total interest expense	5,992	8,843	13,001	18,438
Net interest income	13,949	15,766	28,178	32,662
Provision for loan losses -- Note D	294	5,736	1,160	17,216
Net interest income after provision for loan losses	13,655	10,030	27,018	15,446
Noninterest income:
Service charges on deposit accounts	656	681	1,326	1,356
Trust and wealth-management revenue	701	817	1,424	1,761
Fees from origination of non-portfolio residential mortgage loans	143	75	304	215
Gain on sale of government-guaranteed loans	167	384	362	726
Gain on debt extinguishment -- Note H	0	0	0	16,861
Other	2,010	2,936	3,590	4,662
Total noninterest income	3,677	4,893	7,006	25,581
Noninterest expense:
Salaries and employee benefits	10,940	12,446	21,740	24,842
Occupancy	2,413	2,727	4,993	5,558
Equipment rent, depreciation and maintenance	1,446	1,950	2,886	3,866
Costs associated with foreclosed properties and other real estate owned	6,055	9,021	11,055	16,333
FDIC insurance premiums and other regulatory fees	1,650	2,377	3,329	5,079
Other	5,520	3,669	9,771	10,713
Total noninterest expense	28,024	32,190	53,774	66,391
Loss before income tax expense (benefit)	(10,692)	(17,267)	(19,750)	(25,364)
Income tax expense (benefit)	1	(409)	(44)	(2,655)
Loss from continuing operations	(10,693)	(16,858)	(19,706)	(22,709)
Discontinued operations -- Note E:
Income (loss) from operations of bank subsidiaries sold	95	(624)	33	(316)
Gain on sale of bank subsidiaries	0	184	126	4,552
Less income tax expense	80	208	62	1,807
Income (loss) from discontinued operations	15	(648)	97	2,429
NET LOSS	(10,678)	(17,506)	(19,609)	(20,280)
Net losses attributable to noncontrolling interests in consolidated subsidiaries	339	1,068	1,358	4,131
NET LOSS ATTRIBUTABLE TO CAPITOL BANCORP LIMITED	$ (10,339)	$ (16,438)	$ (18,251)	$ (16,149)
NET LOSS PER COMMON SHARE ATTRIBUTABLE TO CAPITOL BANCORP LIMITED -- Note G	$ (0.25)	$ (0.4)	$ (0.44)	$ (0.44)

Condensed Consolidated Statements of Other Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Statement of Income and Comprehensive Income [Abstract]
Net loss	$ (10,678)	$ (17,506)	$ (19,609)	$ (20,280)
Other Comprehensive Income (Loss), Net of Tax:
Unrealized losses arising during the period	(1)	(1)	(9)	(25)
Less reclassification adjustment for losses included in net loss	0	0	0	0
Comprehensive loss	(1)	(1)	(9)	(25)
Comprehensive loss attributable to noncontrolling interests in consolidated subsidiaries	0	0	0	0
COMPREHENSIVE LOSS ATTRIBUTABLE TO CAPITOL BANCORP LIMITED	$ (10,679)	$ (17,507)	$ (19,618)	$ (20,305)

Condensed Consolidated Statements of Changes in Equity (Unaudited) (USD $) In Thousands	Preferred Stock [Member]	Common Stock [Member]	Retained Earnings (Deficit) [Member]	Undistributed Common Stock Held by Employee Benefit Trust [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Capitol Bancorp Limited Stockholders' Equity [Member]	Noncontrolling Interests to Consolidated Subsidiaries [Member]	Total
Balances at Dec. 31, 2010	$ 5,098	$ 287,190	$ (353,757)	$ (541)	$ 156	$ (61,854)	$ 23,173	$ (38,681)
Reduction in noncontrolling interest of sold subsidiaries						0	(6,433)	(6,433)
Increase in investment of subsidiaries due to change in ownership			633			633	863	1,496
Issuance of shares of common stock for redemption of trust-preferred securities		5,082				5,082		5,082
Surrender of shares of common stock to facilitate vesting of restricted stock		(12)				(12)		(12)
Reversal of compensation expense relating to forfeited restricted common stock and stock options		(115)				(115)		(115)
Recognition of compensation expense relating to restricted common stock and stock options		256				256		256
Tax effect of share-based payments		(237)				(237)		(237)
Net loss			(16,149)			(16,149)	(4,131)	(20,280)
Other comprehensive loss					(25)	(25)		(25)
Balances at Jun. 30, 2011	5,098	292,164	(369,273)	(541)	131	(72,421)	13,472	(58,949)
Balances at Dec. 31, 2011	5,098	292,135	(404,846)	(541)	70	(108,084)	(563)	(108,647)
Reduction in noncontrolling interest of sold subsidiaries						0	(3,692)	(3,692)
Increase in investment of subsidiaries due to change in ownership			(78)			(78)	78	0
Surrender of shares of common stock to facilitate vesting of restricted stock		0				0		0
Reversal of compensation expense relating to forfeited restricted common stock and stock options		(4)				(4)		(4)
Recognition of compensation expense relating to restricted common stock and stock options		65				65		65
Tax effect of share-based payments		(17)				(17)		(17)
Net loss			(18,251)			(18,251)	(1,358)	(19,609)
Other comprehensive loss					(9)	(9)		(9)
Balances at Jun. 30, 2012	$ 5,098	$ 292,179	$ (423,175)	$ (541)	$ 61	$ (126,378)	$ (5,535)	$ (131,913)

Condensed Consolidated Statements of Changes in Equity (Unaudited) (Parenthetical)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Condensed Consolidated Statements of Changes in Equity (Unaudited) (Parenthetical) [Abstract]
Issuance of common stock for redemption of trust-preferred securities (in shares)		19,545,360
Surrender of common stock to facilitate vesting of restricted stock, (in shares)	859	70,773
Reversal of compensation expense relating to forfeited restricted common stock and stock options (in shares)	500	42,600

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net loss	$ (19,609)	$ (20,280)
Adjustments to reconcile net loss to net cash provided by operating activities (including discontinued operations):
Provision for loan losses	1,721	22,071
Depreciation of premises and equipment	2,081	3,073
Net amortization of investment security premiums	79	97
Loss on sale of premises and equipment	21	13
Gain on sale of government-guaranteed loans	(475)	(1,686)
Gain on sale of bank subsidiaries	(126)	(4,552)
Gain on extinguishment of debt	0	(16,861)
Loss on sale of other real estate owned	535	112
Write down of other real estate owned	7,936	11,571
Amortization of issuance costs of subordinated debentures	51	51
Share-based compensation expense	61	141
Deferred income tax credit	(201)	(19,458)
Valuation allowance for deferred income tax assets	0	20,012
Originations and purchases of loans held for sale	(14,300)	(17,215)
Proceeds from sales of loans held for sale	15,909	22,720
Decrease in accrued interest income and other assets	3,634	15,098
Increase in accrued interest expense on deposits and other liabilities	1,013	4,902
NET CASH PROVIDED (USED) BY OPERATING ACTIVITIES	(1,670)	19,809
INVESTING ACTIVITIES
Proceeds from sales of investment securities available for sale	0	488
Proceeds from calls, prepayments and maturities of investment securities	10,345	9,664
Purchases of investment securities	(6,622)	(17,798)
Redemption of Federal Home Loan Bank stock by issuer	849	1,782
Purchase of Federal Home Loan Bank stock	(31)	(861)
Net decrease in portfolio loans	112,208	129,707
Proceeds from sales of government-guaranteed loans	4,241	21,942
Proceeds from sales of premises and equipment	45	62
Purchases of premises and equipment	(1,402)	(720)
Proceeds from sale of bank subsidiaries	4,060	13,704
Payments received on other real estate owned	34	81
Proceeds from sales of other real estate owned	24,505	16,533
NET CASH PROVIDED BY INVESTING ACTIVITIES	148,232	174,584
FINANCING ACTIVITIES
Net increase in demand deposits, NOW accounts and savings accounts	56,769	80,459
Net decrease in certificates of deposit	(189,666)	(241,728)
Net borrowing from (payments on) debt obligations	(423)	1,193
Proceeds from Federal Home Loan Bank borrowings	43,501	104,350
Payments on Federal Home Loan Bank borrowings	(62,918)	(130,516)
Net proceeds from issuance of common stock	0	9,000
Tax effect of share-based payments	(17)	(237)
NET CASH USED IN FINANCING ACTIVITIES	(152,754)	(177,479)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(6,192)	16,914
Change in cash and cash equivalents of discontinued operations	(4,493)	(28,123)
Cash and cash equivalents at beginning of period	356,546	392,023
CASH AND CASH EQUIVALENTS AT END OF PERIOD	345,861	380,814
Supplemental disclosures:
Cash paid during the period for interest on deposits and debt obligations	14,240	22,522
Transfers of loans to other real estate owned	30,794	29,877
Surrender of common stock to facilitate vesting of restricted stock	0	12
Exchange of common stock for redemption of debt	$ 0	$ 5,082

Basis of Presentation	6 Months Ended
Jun. 30, 2012
Basis of Presentation [Abstract]
Basis of Presentation [Text Block]
Note A - Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of Capitol Bancorp Limited ("Capitol" or the "Corporation") have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions for Form 10-Q.  Accordingly, they do not include all information and footnotes necessary for a fair presentation of consolidated financial position, results of operations and cash flows in conformity with accounting principles generally accepted in the United States of America.

The condensed consolidated financial statements do, however, include all adjustments of a normal recurring nature (in accordance with Rule 10-01(b)(8) of Regulation S-X) which Capitol considers necessary for a fair presentation of the interim periods.

For comparative purposes, original balances as previously reported in periods prior to June 30, 2012 have been adjusted to exclude amounts related to discontinued operations.

The results of operations for the periods ended June 30, 2012 are not necessarily indicative of the results to be expected for the year ending December 31, 2012.

The consolidated balance sheet as of December 31, 2011 was derived from audited consolidated financial statements as of that date.  Certain 2011 amounts have been reclassified to conform to the 2012 presentation.

Capitol's ability to continue to operate as a going concern is contingent upon a number of factors which are discussed on pages 35 and 48 of this document, as well as a variety of risk factors discussed elsewhere in this document and in Capitol's other filings with the SEC.  Capitol's auditors included a going concern qualification in the most recent report on the Corporation's audited consolidated financial statements as of and for the year ended December 31, 2011.

Accounting Standards Updates	6 Months Ended
Jun. 30, 2012
Accounting Standards Updates [Abstract]
Accounting Standards Updates [Text Block]
Note B - Accounting Standards Updates

In April 2011, an accounting standards update was issued to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets on substantially the agreed upon terms.  This standard eliminates consideration of the transferor's ability to fulfill its contractual rights and obligations from the criteria, as well as related implementation guidance (i.e., that it possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets), in determining effective control, even in the event of default by the transferee.  Other criteria applicable to the assessment of effective control are not changed by this new guidance.  This new guidance became effective January 1, 2012 and it did not have any effect on the Corporation's consolidated financial statements upon implementation.

In May 2011, an accounting standards update was issued to amend the fair value measurement and disclosure requirements to explain how to measure fair value in certain instances, but it does not require additional fair value measurements.  Some of the amendments include clarification regarding the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity's stockholders' equity, measuring the fair value of financial instruments that are managed within a portfolio, application of premiums and discounts in a fair value measurement, expanded disclosure requirements to include quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy and expanded disclosure of the categorization by level of the fair value hierarchy for the items that are not measured at fair value in the balance sheet, but for where the estimated fair value is required to be disclosed (e.g. portfolio loans and deposits).  This new guidance was effective prospectively beginning January 1, 2012 and it did not have a material effect on the Corporation's consolidated financial statements upon implementation.  The new disclosures of the fair value levels of the Corporation's assets and liabilities are set forth in Note F.

In June 2011, an accounting standards update was issued to amend the options available for the presentation of other comprehensive income.  An entity will have the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  An entity will no longer be able to present the components of comprehensive income as part of the statement of stockholders' equity.  Regardless of which presentation method an entity chooses, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s), where the components of net income and the components of other comprehensive income are presented.  This new guidance was effective retrospectively for all annual and interim periods presented beginning January 1, 2012 and the Corporation now presents a separate condensed consolidated statement of comprehensive income.  In October 2011, the FASB decided to defer the presentation of reclassification adjustments pending further consideration.

Investment Securities	6 Months Ended
Jun. 30, 2012
Investment Securities [Abstract]
Investment Securities
Note C - Investment Securities

Investments in Federal Home Loan Bank and Federal Reserve Bank stock are combined and classified separately from investment securities in the condensed consolidated balance sheet, are restricted and may only be resold to, or redeemed by, the issuer.

Investment securities consisted of the following (in $1,000s):

	June 30, 2012		December 31, 2011
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Available for sale:
United States treasury	$3,499	$3,502	$4,004	$4,013
United States government agency	4,000	3,998
Mortgage-backed	9,424	9,493	10,537	10,592
Municipalities	103	106	275	278
	17,026	17,099	14,816	14,883
Held for long-term investment:
Capitol Development Bancorp Limited III	963	963	973	973
Other equity investments	1,806	1,806	1,764	1,764
	2,769	2,769	2,737	2,737

	$19,795	$19,868	$17,553	$17,620

Securities held for long-term investment are not subject to the classification and accounting rules relating to most typical investments.  In addition, Capitol's other equity investments consist mostly of equity-method investments in non-public enterprises which, accordingly, are outside of the scope of accounting rules for most typical investments which often require use of estimated fair value.  Those entities, which are primarily involved in making equity investments in or financing small businesses, use the fair value method of accounting in valuing their investment portfolios.  Notwithstanding that those investments are outside the scope of such accounting rules, they are included in Capitol's investment securities for financial reporting purposes to summarize all such investment securities together for reporting purposes.

Gross unrealized gains and losses on investment securities available for sale were as follows (in $1,000s):

	June 30, 2012		December 31, 2011
	Gains	Losses	Gains	Losses

United States treasury	$4	$1	$9
United States government agency		2
Mortgage-backed	72	3	70	$16
Municipalities	3		4

	$79	$6	$83	$16

The age of gross unrealized losses and carrying value (at estimated fair value) of securities available for sale are summarized below (in $1,000s):

	June 30, 2012		December 31, 2011
	Unrealized Loss	Carrying Value	Unrealized Loss	Carrying Value
One year or less:
United States treasury	$1	$1,499
United States government agency	2	3,998
Mortgage-backed			$16	$6,674
	$3	$5,497	$16	$6,674
In excess of one year:
Mortgage-backed	$3	$2,877	$--	$--

Gross realized gains and losses from sales and maturities of investment securities were insignificant for each of the periods presented.

Scheduled maturities of investment securities held as of June 30, 2012 were as follows (in $1,000s):

	Amortized Cost	Estimated Fair Value

Due in one year or less	$3,507	$3,510
After one year, through five years	4,103	4,105
After ten years	9,416	9,484
Securities held for long-term investment without stated maturities	2,769	2,769

	$19,795	$19,868

Loans	6 Months Ended
Jun. 30, 2012
Loans [Abstract]
Loans
Note D - Loans

The following tables present the allowance for loan losses and the carrying amount of loans based on management's overall assessment of probable incurred losses (in $1,000s), and should not be interpreted as an indication of future charge-offs:

	June 30, 2012
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Allowance for loan losses:
Individually evaluated for impairment	$9,526	$3,359	$1,905	$1,937	$22			$16,749
Collectively evaluated for probable incurred losses	20,204	10,779	3,588	8,254	380	$370	$13,114	56,689

Total allowance for loan losses	$29,730	$14,138	$5,493	$10,191	$402	$370	$13,114	$73,438

Portfolio loans:
Individually evaluated for impairment	$132,276	$48,522	$22,982	$17,061	$95			$220,936
Collectively evaluated for probable incurred losses	709,486	242,653	55,007	139,190	10,505	$1,490		1,158,331

Total portfolio loans	$841,762	$291,175	$77,989	$156,251	$10,600	$1,490		$1,379,267

	December 31, 2011
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Allowance for loan losses:
Individually evaluated for impairment	$10,636	$3,920	$3,134	$3,732	$29			$21,451
Collectively evaluated for probable incurred losses	26,685	15,866	7,355	10,262	662	$17	$4,447	65,294

Total allowance for loan losses	$37,321	$19,786	$10,489	$13,994	$691	$17	$4,447	$86,745

Portfolio loans:
Individually evaluated for impairment	$167,792	$56,210	$36,638	$23,583	$63			$284,286
Collectively evaluated for probable incurred losses	739,585	275,900	68,630	157,766	12,165	$2,781		1,256,827

Total portfolio loans	$907,377	$332,110	$105,268	$181,349	$12,228	$2,781		$1,541,113

The allowance for loan losses is maintained at a level believed adequate by management to absorb potential losses inherent in the loan portfolio at the balance-sheet date.  Management's determination of the adequacy of the allowance is an estimate based on evaluation of the portfolio (including potential impairment of individual loans and concentrations of credit), past loss experience, current economic conditions, volume, amount and composition of the loan portfolio and other factors.  The allowance is increased by provisions for loan losses charged to operations and reduced by net charge-offs.

The tables below summarize activity in the allowance for loan losses for the three and six months ended June 30, 2012 and 2011 (in $1,000s) by loan type:

	Three Months Ended June 30, 2012
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Beginning balance	$30,562	$16,978	$9,327	$11,990	$498	$13	$11,586	$80,954

Charge-offs	(3,714)	(2,691)	(1,414)	(4,782)	(38)	(679)		(13,318)
Recoveries	1,574	568	376	2,908	82			5,508
Net charge-offs	(2,140)	(2,123)	(1,038)	(1,874)	44	(679)		(7,810)

Provision for loan losses	2,248	(402)	(2,710)	247	(128)	1,039		294

Additional unallocated allowance	(940)	(315)	(86)	(172)	(12)	(3)	1,528

Ending balance	$29,730	$14,138	$5,493	$10,191	$402	$370	$13,114	$73,438

	Six Months Ended June 30, 2012
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Beginning balance	$37,321	$19,786	$10,489	$13,994	$691	$17	$4,447	$86,745

Charge-offs	(9,566)	(7,067)	(3,564)	(6,560)	(333)	(679)		(27,769)
Recoveries	3,967	3,769	1,149	4,265	145	7		13,302
Net charge-offs	(5,599)	(3,298)	(2,415)	(2,295)	(188)	(672)		(14,467)

Provision for loan losses	3,342	(565)	(2,092)	(530)	(34)	1,039		1,160

Additional unallocated allowance	(5,334)	(1,785)	(489)	(978)	(67)	(14)	8,667

Ending balance	$29,730	$14,138	$5,493	$10,191	$402	$370	$13,114	$73,438

	Three Months Ended June 30, 2011
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Total

Beginning balance	$49,154	$26,056	$17,449	$23,719	$824	$44	$117,246

Charge-offs	(6,463)	(3,261)	(4,239)	(5,576)	(369)		(19,908)
Recoveries	1,112	960	145	1,184	55	1	3,457
Net charge-offs	(5,351)	(2,301)	(4,094)	(4,392)	(314)	1	(16,451)

Provision for loan losses	5,077	(1,334)	1,513	55	406	19	5,736

Ending balance	$48,880	$22,421	$14,868	$19,382	$916	$64	$106,531

	Six Months Ended June 30, 2011
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Total

Beginning balance	$47,823	$36,139	$17,505	$24,098	$681	$59	$126,305

Acquired loan loss reserve	1,043	117	651	500	68	1	2,380

Charge-offs	(14,874)	(10,441)	(11,833)	(10,822)	(592)		(48,562)
Recoveries	2,044	1,941	3,153	1,959	93	2	9,192
Net charge-offs	(12,830)	(8,500)	(8,680)	(8,863)	(499)	2	(39,370)

Provision for loan losses	12,844	(5,335)	5,392	3,647	666	2	17,216

Ending balance	$48,880	$22,421	$14,868	$19,382	$916	$64	$106,531

The average total portfolio loans for the six months ended June 30, 2012 and 2011 were $1.5 billion and $1.9 billion, respectively.  The ratio of net charge-offs (annualized) to average portfolio loans outstanding was 1.98% and 4.21% for the six months ended June 30, 2012 and 2011, respectively.

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Nonperforming loans (i.e., loans which are 90 days or more past due and still accruing interest and loans on nonaccrual status) and other nonperforming assets are summarized below (in $1,000s):

	June 30, 2012	March 31, 2012	December 31, 2011
Nonaccrual loans:
Loans secured by real estate:
Commercial	$93,792	$114,225	$121,250
Residential (including multi-family)	36,525	39,094	45,357
Construction, land development and other land	17,409	21,411	29,088
Total loans secured by real estate	147,726	174,730	195,695
Commercial and other business-purpose loans	13,238	14,901	17,818
Consumer	174	182	124
Total nonaccrual loans	161,138	189,813	213,637

Past due (>90 days) loans and accruing interest:
Loans secured by real estate:
Commercial	1,029	515	3,778
Residential (including multi-family)	231	1,089	259
Construction, land development and other land	--	312	--
Total loans secured by real estate	1,260	1,916	4,037
Commercial and other business-purpose loans	93	233	148
Consumer	14	17	38
Total past due loans	1,367	2,166	4,223

Total nonperforming loans	$162,505	$191,979	$217,860

Real estate owned and other repossessed assets	95,331	101,651	95,587

Total nonperforming assets	$257,836	$293,630	$313,447

Impaired loans which do not have an allowance requirement include collateral-dependent loans for which direct write-downs have been made to the carrying amount of such loans and, accordingly, no additional allowance requirement or allocation is currently necessary.

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Impaired loans are summarized in the following table (in $1,000s), based on loans which either have an allowance for loan losses recorded or no such allowance as of June 30, 2012:

	Carrying Value	Unpaid Principal Balance	Related Allowance for Loan Losses

With an allowance recorded:
Loans secured by real estate:
Commercial	$91,090	$103,121	$11,633
Residential (including multi-family)	30,953	45,210	4,292
Construction, land development and other land	13,017	19,311	2,278
Total loans secured by real estate	135,060	167,642	18,203
Commercial and other business-purpose loans	13,989	25,377	3,042
Consumer	306	1,789	31
	149,355	194,808	21,276
With no related allowance recorded:
Loans secured by real estate:
Commercial	66,967	101,509
Residential (including multi-family)	29,571	43,160
Construction, land development and other land	14,712	26,343
Total loans secured by real estate	111,250	171,012
Commercial and other business-purpose loans	7,466	11,895
Consumer	15	15
	118,731	182,922

Total	$268,086	$377,730	$21,276

Included in total impaired loans as of June 30, 2012 is $197.4 million of loans modified as troubled debt restructurings (see further discussion under the Troubled Debt Restructurings section of this Note).

Interest income is recorded on impaired loans if not on nonaccrual status, or may be recorded on a cash basis in some circumstances, if such payments are not credited to principal.  For the three and six months ended June 30, 2012 and 2011, the average recorded investment in impaired loans and interest income recorded on impaired loans were as follows (in $1,000s):

	Three Months Ended June 30, 2012		Six Months Ended June 30, 2012
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recorded	Investment	Recorded

Commercial	$164,182	$664	$167,544	$2,325
Residential (including multi-family)	60,434	587	62,526	1,231
Construction, land development and other land	30,302	299	33,462	596
Total loans secured by real estate	254,918	1,550	263,532	4,152
Commercial and other business-purpose loans	23,310	338	24,686	640
Consumer	311	7	266	10

Total	$278,539	$1,895	$288,484	$4,802

	Three Months Ended June 30, 2011		Six Months Ended June 30, 2011
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recorded	Investment	Recorded

Commercial	$177,976	$429	$177,749	$978
Residential (including multi-family)	59,928	121	61,904	250
Construction, land development and other land	48,161	75	49,232	111
Total loans secured by real estate	286,065	625	288,885	1,339
Commercial and other business-purpose loans	29,046	1	30,631	74
Consumer	307		278

Total	$315,418	$626	$319,794	$1,413

Impaired loans are summarized in the following table (in $1,000s), based on loans which either have an allowance for loan losses recorded or no such allowance as of December 31, 2011:

	Carrying Value	Unpaid Principal Balance	Related Allowance for Loan Losses

With an allowance recorded:
Loans secured by real estate:
Commercial	$68,486	$79,753	$11,053
Residential (including multi-family)	32,054	36,628	5,288
Construction, land development and other land	15,443	21,391	3,464
Total loans secured by real estate	115,983	137,772	19,805
Commercial and other business-purpose loans	16,037	17,294	4,696
Consumer	166	173	95
	132,186	155,239	24,596
With no related allowance recorded:
Loans secured by real estate:
Commercial	105,548	145,956
Residential (including multi-family)	33,928	45,902
Construction, land development and other land	24,278	39,537
Total loans secured by real estate	163,754	231,395
Commercial and other business-purpose loans	11,658	16,976
Consumer	12	48
	175,424	248,419

Total	$307,610	$403,658	$24,596

Included in impaired loans as of December 31, 2011 is $207.0 million of loans modified as troubled debt restructurings (see further discussion under the Troubled Debt Restructurings section of this Note).

The following tables summarize the aging and amounts of past due loans (in $1,000s):

	June 30, 2012
	Past Due Loans			Total
	(based on payment due dates)			Amount of
			Loans on	Loans More	Loans Either
	More Than		Nonaccrual	Than 29 Days	Current or
	29 Days,	More Than	Status	Past Due or on	Less Than	Total
	and Less Than	89 Days	(Generally, 90	Nonaccrual	30 Days	Portfolio
	90 Days	(Accruing)	Days or More)	Status	Past Due	Loans

Loans secured by real estate:
Commercial	$13,373	$1,029	$93,792	$108,194	$733,568	$841,762
Residential (including multi- family	3,913	231	36,525	40,669	250,506	291,175
Construction, land development and other land	1,575		17,409	18,984	59,005	77,989
Total loans secured by real estate	18,861	1,260	147,726	167,847	1,043,079	1,210,926
Commercial and other business- purpose loans	2,224	93	13,238	15,555	140,696	156,251
Consumer	139	14	174	327	10,273	10,600
Other					1,490	1,490

Total	$21,224	$1,367	$161,138	$183,729	$1,195,538	$1,379,267

	December 31, 2011
	Past Due Loans			Total
	(based on payment due dates)			Amount of
			Loans on	Loans More	Loans Either
	More Than		Nonaccrual	Than 29 Days	Current or
	29 Days,	More Than	Status	Past Due or on	Less Than	Total
	and Less Than	89 Days	(Generally, 90	Nonaccrual	30 Days	Portfolio
	90 Days	(Accruing)	Days or More)	Status	Past Due	Loans

Loans secured by real estate:
Commercial	$16,770	$3,778	$121,250	$141,798	$765,579	$907,377
Residential (including multi- family	4,913	259	45,357	50,529	281,581	332,110
Construction, land development and other land	3,691		29,088	32,779	72,489	105,268
Total loans secured by real estate	25,374	4,037	195,695	225,106	1,119,649	1,344,755
Commercial and other business- purpose loans	3,930	148	17,818	21,896	159,453	181,349
Consumer	476	38	124	638	11,590	12,228
Other					2,781	2,781

Total	$29,780	$4,223	$213,637	$247,640	$1,293,473	$1,541,113

Capitol categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt obligations based on:  current financial information, aging analysis, historical payment experience, credit documentation and public information, among other factors.  Capitol analyzes loans individually by classifying the loans as to credit risk.  This analysis generally includes all loans and is generally performed at least quarterly.  The following loan risk rating definitions are used:

Pass.  Loans classified with a pass rating have been deemed to have acceptable credit quality by bank management.
Watch.  Loans classified as watch have a potential weakness that deserves management's close attention.  If not improved, those potential weaknesses may result in deterioration of the repayment prospects for the loan in the future.

Substandard.  Loans classified as substandard are inadequately protected by the borrower's current net worth, paying capacity of the borrower or the fair value of collateral.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt obligation by the borrower.  These are characterized by the reasonable possibility that some loss will be sustained if the deficiencies are not favorably resolved.

Based on management's most recent analysis, the risk categories of loans are summarized as follows (in $1,000s):

	June 30, 2012
	Pass			Total Portfolio Loans
		Watch	Substandard

Loans secured by real estate:
Commercial	$571,210	$99,766	$170,786	$841,762
Residential (including multi-family)	199,684	25,662	65,829	291,175
Construction, land development and other land	40,399	12,470	25,120	77,989
Total loans secured by real estate	811,293	137,898	261,735	1,210,926
Commercial and other business-purpose loans	118,629	12,310	25,312	156,251
Consumer	9,557	622	421	10,600
Other	1,490			1,490

Total	$940,969	$150,830	$287,468	$1,379,267

	December 31, 2011
	Pass			Total Portfolio Loans
		Watch	Substandard

Loans secured by real estate:
Commercial	$606,691	$90,673	$210,013	$907,377
Residential (including multi-family)	224,285	31,319	76,506	332,110
Construction, land development and other land	52,315	12,134	40,819	105,268
Total loans secured by real estate	883,291	134,126	327,338	1,344,755
Commercial and other business-purpose loans	135,017	14,412	31,920	181,349
Consumer	11,134	574	520	12,228
Other	2,487	294		2,781

Total	$1,031,929	$149,406	$359,778	$1,541,113

Troubled Debt Restructurings

Loan modifications or restructurings are accounted for as troubled debt restructurings if, for economic or legal reasons, it has been determined a borrower is experiencing financial difficulties and the bank grants a "concession" to the borrower that it would not otherwise consider.  For all classes of loans, a troubled debt restructuring may involve a modification of terms such as a reduction of the stated interest rate or loan balance, a reduction of the accrued interest, an extension of the maturity date at an interest rate lower than a current market rate for a new loan with similar risk, or some combination thereof involving a concession to the borrower to facilitate repayment.

The Corporation has designated a troubled debt restructuring as a loan that has been modified because the borrower is experiencing financial difficulty and the loan meets one or more of the following criteria:

1.
An extension or renewal of a substandard rated loan with no change in rate or terms, and the terms provided are not representative of current market rates for credits with similar risk characteristics;

2.
A loan modification where the repayment terms are modified for a specific period of time in order to allow the borrower to liquidate or dispose of the related collateral to provide the ability to pay the loan off in full;

3.	Modification of the interest rate for a defined period of time in order to allow the borrower to repay the debt, based on current cash flow sources;
4.	A loan modified to an "interest only" structure for a period of time that will result in the loan being paid off, returned to the contracted terms or refinanced; or
5.	A modification of a loan into an A/B note structure, where the A note is at market rate terms and conditions, and the B note has been charged off.

Loans modified and classified as troubled debt restructurings are impaired loans.  Each loan that is designated as a troubled debt restructuring is individually evaluated for impairment to determine the specific reserve to be established.  The specific reserve is determined using the discounted cash flow method, the collateral dependency method or, when available, the observable market price method, and is calculated as the difference between the carrying value of the loan and the result of the impairment measurement method.

The loan portfolios contain primarily three categories of troubled debt restructurings, (1) loans for which the rate or terms have been modified (2) loans for which the rate or terms have not been modified but the loan was extended or renewed, and (3) loans that have been modified with interest only terms.  The following are the factors that enter into the determination of the specific reserve for each of these categories:

Loans for which the rate or terms have been modified:  The specific reserve for loans in this category, for which the repayment ability is based on the cash flows of the borrower, is determined using a discounted cash flow analysis.  The discount period used is based on when the bank believes, based on cash flows from the borrower or project, that the credit will be paid in full.  The period used is generally based on a defined cash flow event that is projected to occur in the future.  For an event which will result in a paydown allowing for a refinance, the discount period would be the number of months until the refinance.  If an event for paydown or refinance cannot be documented, a discount period that will result in the cash flows from the borrower reducing the loan balance down to the collateral value is used.  The specific reserve for loans in this category that have been deemed collateral dependent is determined using the collateral dependency method.

Loans for which there has been no rate or term modification:  If there has been no change in the rate and term, a discounted cash flow analysis using the same terms would not, in most cases, yield a specific reserve allocation commensurate with loans in the general allowance account that have similar risk characteristics with respect to payment default but that have not been modified and are a troubled debt restructuring.  In the determination of the specific reserve for this category of loans, the appropriate general pool loss reserve factor is used as a baseline with adjustments made based on known circumstances that may affect the collectability of the loan.  Any increase or decrease to the baseline general allowance reserve factor is determined based on the loss experience for loans with similar risk characteristics.
Loans that have interest only terms:  Unless there is a specific event that can be documented which will result in the loan being paid, returned to the original contract terms or refinanced, these loans are treated as collateral-dependent and the specific reserve is based on the net value of the collateral held.

The following table summarizes loans modified as troubled debt restructurings during the three and six months ended June 30, 2012 (in $1,000s):

	Three Months Ended June 30, 2012
	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Post- restructuring Loan Loss Reserve
Troubled debt restructurings:
Loans secured by real estate:
Commercial	39	$17,851	$14,345	$736
Residential	31	4,237	3,823	454
Construction, land development and other land	6	596	563	15
Total loans secured by real estate	76	22,684	18,731	1,205
Commercial and other business- purpose loans	5	350	327	7

Total	81	$23,034	$19,058	$1,212

	Six Months Ended June 30, 2012
	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Post- restructuring Loan Loss Reserve
Troubled debt restructurings:
Loans secured by real estate:
Commercial	83	$31,081	$26,184	$1,296
Residential	60	8,309	6,914	685
Construction, land development and other land	12	1,652	1,400	41
Total loans secured by real estate	155	41,042	34,498	2,022
Commercial and other business- purpose loans	18	1,304	1,194	42
Consumer	2	40	39	3

Total	175	$42,386	$35,731	$2,067

Of the amounts in the table above for the six months ended June 30, 2012, approximately $10.6 million, or 30%, and 54 contracts, or 30%, are substandard rated loans that were extended or renewed with no change in rate or terms, and the terms provided were not representative of current market rates for loans with similar risk characteristics.  The remainder of the troubled debt restructuring pool constitutes loans where repayment terms and/or interest rates were modified, or the loan was modified to an "interest only" structure.

The following table summarizes loans modified as troubled debt restructurings in the last twelve months for which there was a payment default (i.e., when a loan becomes 90 days or more past due) during the three and six months ended June 30, 2012 (in $1,000s):

	Three Months Ended June 30, 2012		Six Months Ended June 30, 2012
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Troubled debt restructurings that subsequently defaulted:
Loans secured by real estate:
Commercial	10	$1,151	16	$2,056
Residential	7	1,177	13	1,651
Construction, land development and other land	3	473	8	1,194
Total loans secured by real estate	20	2,801	37	4,901
Commercial and other business- purpose loans	4	282	6	384
Consumer			1	90

Total	24	$3,083	44	$5,375

The total amount of troubled debt restructurings as of June 30, 2012 and December 31, 2011 is detailed in the following tables by loan type and accrual status (in $1,000s):

	Troubled Debt Restructurings at June 30, 2012
	On Non-Accrual Status	On Accrual Status	Total

Loans secured by real estate:
Commercial	$48,637	$64,264	$112,901
Residential (including multi-family)	21,912	24,016	45,928
Construction, land development and other land	9,928	10,320	20,248
Total loans secured by real estate	80,477	98,600	179,077
Commercial and other business-purpose loans	9,823	8,201	18,024
Consumer	134	147	281

Total	$90,434	$106,948	$197,382

	Troubled Debt Restructurings at December 31, 2011
	On Non-Accrual Status	On Accrual Status	Total

Loans secured by real estate:
Commercial	$65,589	$52,784	$118,373
Residential (including multi-family)	25,358	20,625	45,983
Construction, land development and other land	13,714	10,635	24,349
Total loans secured by real estate	104,661	84,044	188,705
Commercial and other business-purpose loans	8,336	9,876	18,212
Consumer		54	54

Total	$112,997	$93,974	$206,971

Discontinued Operations	6 Months Ended
Jun. 30, 2012
Discontinued Operations [Abstract]
Discontinued Operations
Note E - Discontinued Operations

During the six months ended June 30, 2012, Capitol completed the following sale of a bank subsidiary (in $1,000s):

		Sale
	Date Sold	Proceeds	Gain

Mountain View Bank of Commerce(1)	January 30, 2012	$4,060	$126

(1)	Previously a majority-owned subsidiary of a bank-development subsidiary controlled by Capitol.

On July 27, 2012, Capitol completed the sale of Bank of Michigan with aggregate proceeds of $3.6 million and a net estimated loss of $270,000.

On July 30, 2012, Capitol completed the sale of First Carolina State Bank with aggregate proceeds of $1.3 million and a net estimated gain of $290,000.

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The assets, liabilities and results of operations for Mountain View Bank of Commerce, First Carolina State Bank and Bank of Michigan, together with the results of operations of banks sold in 2011, including Bank of Feather River, Bank of Fort Bend, Bank of Las Colinas, Bank of the Northwest, Bank of Tucson - main office, Community Bank of Rowan, Evansville Commerce Bank and Sunrise Bank, are classified as discontinued operations for the periods presented and include the following components (in $1,000s):

	Three Months Ended June 30		Six Months Ended June 30
	2012	2011	2012	2011

Interest income	$1,725	$9,191	$3,696	$19,861
Interest expense	398	1,548	856	3,520
Net interest income	1,327	7,643	2,840	16,341
Provision for loan losses	101	2,374	561	4,855
Net interest income after provision for loan losses	1,226	5,269	2,279	11,486
Noninterest income	376	1,134	708	2,279
Gain on sale of bank subsidiaries		184	126	4,552
Noninterest expense	1,507	7,027	2,954	14,081
Income (loss) before income taxes	95	(440)	159	4,236
Less income tax expense	80	208	62	1,807
Net income (loss) from discontinued operations	15	(648)	97	2,429
Net (income) loss attributable to noncontrolling interests in consolidated subsidiaries	(22)	478	66	651
Net income (loss) from discontinued operations attributable to Capitol Bancorp Limited	$(7)	$(170)	$163	$3,080
Net income from discontinued operations per common share attributable to Capitol Bancorp Limited	$--	$--	$--	$0.08

Assets and liabilities of discontinued operations are summarized below (in $1,000s):

	June 30, 2012	Dec 31, 2011		June 30, 2012	Dec 31, 2011
Assets:			Liabilities:
Cash and cash equivalents	$34,554	$40,575	Noninterest-bearing deposits
Investment securities	4,179	10,199		$24,335	$27,292
Federal Home Loan Bank stock			Interest-bearing deposits	123,319	165,864
	593	957	Total deposits	147,654	193,156
Portfolio loans	122,953	163,156	Other liabilities	9,991	12,600
Less allowance for loan losses
	(5,579)	(6,535)		$157,645	$205,756
Net portfolio loans	117,374	156,621
Premises and equipment	3,911	3,452
Other real estate owned	3,379	5,949
Other assets	2,167	4,745

	$166,157	$222,498

Fair Value	6 Months Ended
Jun. 30, 2012
Fair Value [Abstract]
Fair Value
Note F - Fair Value

Accounting standards establish a hierarchy that prioritizes the use of fair value inputs used in valuation methodologies into the following three levels:

Level 1:  Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2:  Significant observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be derived from or corroborated by observable market data by correlation or other means.

Level 3:  Significant unobservable inputs that reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of Capitol's valuation methodologies used to measure and disclose the fair values of its assets and liabilities on a recurring or nonrecurring basis:

Investment securities available for sale:  Securities available for sale are recorded at fair value on a recurring basis.  Fair value measurement is based on quoted prices, when available (Level 1 inputs).  If quoted prices are not available, fair values are measured using independent pricing models, as Level 2 inputs.

Mortgage loans held for sale:  Mortgage loans held for sale are carried at the lower of aggregate cost or fair value and are measured on a nonrecurring basis.  There were no mortgage loans held for sale written down to fair value at June 30, 2012.  Fair value is based on independent quoted market prices, where applicable (Level 1 inputs), or the prices for other whole mortgage loans with similar characteristics, as Level 2 inputs.

Loans:  The Corporation does not record loans at fair value on a recurring basis.  However, from time to time, nonrecurring fair value adjustments for collateral-dependent loans are recorded to reflect partial write-downs based on the observable market price, current appraised value of the collateral or other estimates of fair value, as Level 3 inputs.

Other real estate owned:  At the time of foreclosure, foreclosed properties are adjusted to estimated fair value less estimated costs to sell upon transfer from portfolio loans to other real estate owned, establishing a new carrying value.  The Corporation subsequently adjusts estimated fair value of other real estate owned on a nonrecurring basis to reflect partial write-downs based on the observable market price or current appraisal data, as Level 3 inputs.

Long-lived and indefinite-lived assets:  The Corporation does not record long-lived or indefinite-lived assets at fair value on a recurring basis.  However, from time to time, nonrecurring fair value adjustments to a long-lived or indefinite-lived asset are recorded to reflect partial write-downs based on the observable market price or other estimate of fair value in the event of impairment.

There were no liabilities measured at fair value on a recurring or nonrecurring basis as of June 30, 2012 and December 31, 2011.

Assets measured at fair value on a recurring basis were as follows (in $1,000s):

	June 30, 2012		December 31, 2011
	Total	Significant Other Observable Inputs (Level 2)	Total	Significant Other Observable Inputs (Level 2)

Investment securities available for sale:(1)
United States treasury	$3,502	$3,502	$4,013	$4,013
United States government agency	3,998	3,998
Mortgage-backed	9,493	9,493	10,592	10,592
Municipalities	106	106	278	278

	$17,099	$17,099	$14,883	$14,883

(1)	Level 2 inputs for investment securities available for sale include pricing models from independent pricing sources with reasonable levels of price transparency.

Assets measured at fair value on a nonrecurring basis were as follows (in $1,000s):

	June 30, 2012		December 31, 2011
	Total	Significant Unobservable Inputs (Level 3)	Total	Significant Unobservable Inputs (Level 3)

Impaired loans(1)	$118,731	$118,731	$175,424	$175,424

Other real estate owned(2)	$94,834	$94,834	$95,523	$95,523

(1)      Level 3 inputs for impaired loans include appraised value of the applicable collateral or other unobservable estimates of fair value.
(2)      Level 3 inputs for other real estate owned include appraised value of the foreclosed property or other unobservable estimates of fair value.
           Fair value is reduced by estimated costs to sell the properties.

Updated appraisals are generally obtained when it has been determined that a collateral-dependent loan has become impaired or when it is likely a loan secured by real estate will be foreclosed.  Adjustments to the loan's carrying value (or requirements for an allocation of the allowance for loan losses) are made, when appropriate, after review of appraisal data or, in the absence of a recent appraisal, if market conditions significantly decline further.  The timing of when a collateral-dependent loan should be classified as a nonperforming credit is contingent upon several factors, including the performance of the loan, payment history and/or results of the bank's review of updated borrower financial information.

When a borrower's performance has deteriorated (for example, the borrower has become delinquent on required payments, the borrower's updated financial information received indicates adverse financial trends or sales/leasing activity is less than expected in the case of multi-unit properties), the loan will be downgraded and, if appropriate, an updated appraisal will be ordered.  In the period between a loan downgrade and receipt of an updated appraisal, the loan will be included within loss contingency pools, in conjunction with estimating the bank's requirements for its allowance for loan losses.  Upon receipt and review of updated appraisal data and after any further fair value analysis is completed, an impaired loan will be further evaluated for appropriate write-down.  Negative differences between appraised value, less the estimated cost to sell, and the related carrying value of the loans are charged to the allowance for loan losses, as a partial write-down/charge-off, on a timely basis after the appraisal has been received and reviewed.  Occasionally, additional potential loss amounts may be included if circumstances exist which may further adversely impact fair value estimates.  Internally-developed evaluations may be used when the amount of a loan is less than $250,000.  Internally-prepared evaluations may also be used when the most recent appraisal date is within a year to estimate the current effect of economic conditions or deterioration.  Updated fair value information is generally obtained at least annually for collateral-dependent loans and other real estate owned.

Comparative carrying values and estimated fair values of financial instruments based upon the accounting guidance set forth in Accounting Standards Codification 825-10 were as follows (in $1,000s):

		June 30, 2012		December 31, 2011
	Level Used to Measure Estimated Fair Value	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets:
Cash	1	$47,466	$47,466	$38,540	$38,540
Cash equivalents	2	298,395	298,395	318,006	318,006
Loans held for sale	2	1,099	1,099	2,129	2,129
Investment securities:
Available for sale	2	17,099	17,099	14,883	14,883
Held for long-term investment	3	2,769	2,769	2,737	1,981
		19,868	19,868	17,620	16,864
Federal Home Loan Bank and Federal Reserve Bank stock	2	12,105	12,105	12,851	12,851
Portfolio loans:
Loans secured by real estate:
Commercial	3	841,762	839,488	907,377	903,687
Residential (including multi-family)	3	291,175	290,789	332,110	331,434
Construction, land development and other land	3	77,989	78,037	105,268	105,262
Total loans secured by real estate		1,210,926	1,208,314	1,344,755	1,340,383
Commercial and other business-purpose loans	3	156,251	156,183	181,349	181,350
Consumer	3	10,600	10,815	12,228	12,406
Other	3	1,490	1,458	2,781	2,546
Total portfolio loans		1,379,267	1,376,770	1,541,113	1,536,685
Less allowance for loan losses	3	(73,438)	(73,438)	(86,745)	(86,745)
Net portfolio loans		1,305,829	1,303,332	1,454,368	1,449,940

Financial liabilities:
Deposits:
Noninterest-bearing	1	361,003	361,003	328,896	328,896
Interest-bearing:
Demand accounts	2	507,722	507,722	502,866	502,866
Time certificates of less than $100,000	3	373,757	376,161	454,833	460,012
Time certificates of $100,000 or more	3	486,550	489,034	571,803	575,942
Total interest-bearing		1,368,029	1,372,917	1,529,502	1,538,820
Total deposits		1,729,032	1,733,920	1,858,398	1,867,716
Notes payable and other borrowings	3	30,694	20,908	50,445	50,824
Subordinated debentures	3	149,207	29,080	149,156	123,452

Estimated fair values of financial assets and liabilities in the preceding table are based upon a comparison of current interest rates on financial instruments and the timing of related scheduled cash flows to the estimated present value of such cash flows using current estimated market rates of interest (unless quoted market values or other fair value information is more readily available, except subordinated debentures, for which the fair value is based on the liquidation or principal amount outstanding).  For example, the estimated fair value of portfolio loans is determined based on discounted cash flow computations.  Similarly, the estimated fair values of time deposits, notes payable and other borrowings were determined through discounted cash flow computations.  Except for subordinated debentures, such estimates of fair value are not intended to represent portfolio liquidation value and, accordingly, only represent an estimate of fair value based on current financial reporting requirements.

Given current economic conditions, the majority of the loan portfolio is not readily marketable and, accordingly, market prices may not exist.  Capitol has not attempted to market the loan portfolio to potential buyers, if any exist, to determine the fair value of those instruments.  Since negotiated prices, if any, in illiquid markets depend upon the then-present motivations of the buyer and seller, it is reasonable to assume that potential sales prices could vary widely from any estimate of fair value made without the benefit of negotiations.  Additionally, changes in market interest rates commensurate with risk may dramatically impact the value of financial instruments at any time.  Accordingly, fair value measurements for loans included in the preceding table are unlikely to represent the instruments' liquidation values.

Net Loss Per Common Share Attributable to Capitol Bancorp Limited	6 Months Ended
Jun. 30, 2012
Net Loss Per Common Share Attributable to Capitol Bancorp Limited [Abstract]
Net Loss Per Common Share Attributable to Capitol Bancorp Limited
Note G - Net Loss Per Common Share Attributable to Capitol Bancorp Limited

Computations of net loss per common share were based on the following (in 1,000s) for the periods ended June 30:

	Three Month Period		Six Month Period
	2012	2011	2012	2011

Numerator-net loss attributable to Capitol Bancorp Limited for the period	$(10,339)	$(16,438)	$(18,251)	$(16,149)

Denominator:
Weighted average number of common shares outstanding, excluding unvested restricted shares of common stock (denominator for basic and diluted net loss)	41,021	40,946	41,020	36,579

Number of antidilutive stock options excluded from diluted net loss per share computation	1,722	1,541	1,722	1,541

Number of antidilutive unvested restricted shares excluded from basic and diluted net loss per share computation	18	30	18	30

Number of antidilutive warrants excluded from diluted net loss per share computation	1,250	1,326	1,250	1,326

Net income (loss) per common share attributable to Capitol Bancorp Limited:
From continuing operations	$(0.25)	$(0.40)	$(0.44)	$(0.52)
From discontinued operations	--	--	--	0.08

Total net loss per common share attributable to Capitol Bancorp Limited	$(0.25)	$(0.40)	$(0.44)	$(0.44)

Trust-Preferred Securities and Debt Extinguishment	6 Months Ended
Jun. 30, 2012
Trust Preferred Securities [Abstract]
Trust-Preferred Securities and Debt Extinguishment [Text Block]
Note H - Trust-Preferred Securities and Debt Extinguishment

In 2009, the Corporation commenced the deferral of interest payments on its various trust-preferred securities, as is permitted under the terms of the securities, in order to conserve cash and liquid resources.  The payment of interest on those securities may be deferred for periods up to five years.  During such deferral periods, Capitol is prohibited from paying dividends on its common stock (subject to certain exceptions) and is further restricted by Capitol's written agreement with the Federal Reserve Bank of Chicago, which prohibits both payment of interest on the trust-preferred securities and cash dividends without prior written approval by that agency.  Accrued interest payable on such securities approximated $32.5 million and $27.6 million at June 30, 2012 and December 31, 2011, respectively.  Holders of the trust-preferred securities recognize current taxable income relating to the deferred interest payments.

On January 31, 2011, Capitol accepted for exchange 1,180,602 of the 2,530,000 outstanding shares of trust-preferred securities of Capitol Trust I and 773,934 of the 1,454,100 outstanding shares of trust-preferred securities of Capitol Trust XII and, pursuant to the related exchange offer, issued approximately 19.5 million previously-unissued shares of Capitol's common stock.  This exchange resulted in the retirement of approximately $19.5 million aggregate liquidation amount of the trust-preferred securities on a combined basis and eliminated approximately $3.4 million of accrued interest payable associated with the retired securities, which collectively increased Capitol's equity and regulatory capital by $21.9 million, including a gain on the transaction of approximately $16.9 million.

Pending Sale of Subsidiary Banks	6 Months Ended
Jun. 30, 2012
Pending Sale of Subsidiary Banks [Abstract]
Pending Sale of Subsidiary Banks [Text Block]
Note I - Pending Sale of Subsidiary Banks

In addition to completed sales of certain bank subsidiaries (see Note E), Capitol has entered into a definitive agreement to sell its interests (or controlling interests held by bank-development subsidiaries) in the following institution which is pending:  High Desert Bank.  Total proceeds from this pending sale are expected to approximate $760,000, resulting in a projected loss of $210,000 ($0.01 per common share) based on Capitol's investment in the bank as of June 30, 2012, and the sale is expected to be consummated in 2012, subject to regulatory approval and other significant contingencies.

Regulatory and Operating Matters	6 Months Ended
Jun. 30, 2012
Regulatory and Operating Matters [Abstract]
Regulatory and Operating Matters [Text Block]
Note J - Regulatory and Operating Matters

In September 2009, Capitol and its second-tier bank holding companies entered into an agreement with the Federal Reserve Bank of Chicago (the "Reserve Bank") under which Capitol agreed to refrain from the following actions without the prior written consent of the Reserve Bank:  (i) declare or pay dividends; (ii) receive dividends or any other form of payment representing a reduction in capital from Michigan Commerce Bank, or from any of its subsidiary institutions that are subject to any restriction by the institution's federal or state regulator that limits the payment of dividends or other intercorporate payments; (iii) make any distributions of interest, principal, or other sums on subordinated debentures or trust-preferred securities; (iv) incur, increase or guarantee any debt; or (v) purchase or redeem any shares of the stock of Capitol, the second-tier bank holding companies, nonbank subsidiaries or any of the subsidiary banks that are held by shareholders other than Capitol.

In addition, Capitol agreed to:  (i) submit to the Reserve Bank a written plan to maintain sufficient capital at Capitol on a consolidated basis and at Michigan Commerce Bank (as Capitol's largest bank subsidiary and a separate legal entity on a stand-alone basis); (ii) notify the Reserve Bank no more than 30 days after the end of any quarter in which Capitol's consolidated or Michigan Commerce Bank's capital ratios fall below the approved capital plan's minimum ratios, as well as if any subsidiary institution's ratios fall below the minimum ratios required by the institution's federal or state regulator; (iii) review and revise its allowance for loan losses ("ALLL") methodology for loans held by Capitol and submit to the Reserve Bank a written program for maintenance of an adequate ALLL for loans held by Capitol; (iv) take all necessary actions to ensure each of its subsidiary institutions comply with Federal Reserve regulations; (v) refrain from increasing any fees or charging new fees to any subsidiary institution without the prior written consent of the Reserve Bank; (vi) submit to the Reserve Bank a written plan to enhance the consolidated organization's risk management practices, a strategic plan to improve the consolidated organization's operating results and overall condition and a cash flow projection; (vii) comply with laws and regulations regarding senior executive officer positions and severance payments; and (viii) provide quarterly reports to the Reserve Bank regarding these undertakings.

Many of Capitol's bank subsidiaries have entered into formal agreements (as well as informal agreements) with their applicable regulatory agencies.  Those agreements provide for certain restrictions and other guidelines and/or limitations to be followed by the banks.

The FDIC may issue Prompt Corrective Action Notifications ("PCAN") to banking subsidiaries falling below the "adequately-capitalized" regulatory-capital classification, and subsequently may issue Prompt Correction Action Directives ("PCAD").  PCADs may be issued when a bank, which has previously received a PCAN, has submitted two consecutive capital restoration plans which have been rejected by the FDIC.

Capitol's banking subsidiaries which have received a PCAD are as follows as of June 2012 (listed in descending order based on total assets):

Michigan Commerce Bank
Bank of Las Vegas
Sunrise Bank of Arizona
Sunrise Bank
Central Arizona Bank
Sunrise Bank of Albuquerque
1st Commerce Bank
Pisgah Community Bank

These banks are striving to develop and implement capital restoration plans which may be acceptable to the FDIC.  Typically, a capital plan is not deemed acceptable by the FDIC until receipt of the planned capital funds is imminent.

Regulatory capital matters are set forth in Note K.

On July 21, 2010, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") was signed into law and is significantly impacting the regulation of financial institutions and the financial services industry.  The Dodd-Frank Act includes provisions affecting large and small financial institutions alike, including several provisions that will profoundly affect how community banks, thrifts and smaller bank holding companies will be regulated in the future.  Among other things, these provisions abolished the Office of Thrift Supervision and transferred its functions to other federal banking agencies, relaxed rules regarding interstate branching, allowed financial institutions to pay interest on business checking accounts, changed the scope of FDIC insurance coverage and imposes new capital requirements on bank holding companies, including removing trust-preferred securities as a permitted component of a holding company's Tier 1 capital after a three-year phase-in period beginning January 1, 2013.  The Dodd-Frank Act also established the Bureau of Consumer Financial Protection as an independent entity within the Federal Reserve, which was given the authority to promulgate consumer protection regulations applicable to all entities offering consumer financial services or products, including banks.  Additionally, the Dodd-Frank Act includes a series of provisions covering mortgage loan origination standards affecting, among other things, originator compensation, minimum repayment standards and prepayments.  Management is continuing to evaluate the provisions of the Dodd-Frank Act and assess its probable impact on the Corporation's business, financial condition and results of operations.  However, the ultimate effect of the Dodd-Frank Act on the financial services industry in general, and on the Corporation in particular, currently remains uncertain.

One particularly important aspect of the Dodd-Frank Act (as amended) is that certain trust-preferred securities issued by bank holding companies with total assets less than $10 billion, such as Capitol, will be permitted to be included as an element of qualifying capital for regulatory capital-adequacy purposes.  Accordingly, Capitol's trust-preferred securities may be included in regulatory capital measurements in the future, subject to certain limitations, although none of those securities are currently included.

In July 2011, Capitol adopted a Tax Benefits Preservation Plan (the "Plan") designed to preserve substantial tax assets.  Capitol's tax attributes include net operating losses that could be utilized in certain circumstances to offset taxable income and reduce federal income tax liability.  Capitol's ability to use these tax attributes would be substantially limited if there were an "ownership change" as defined under Section 382 of the Internal Revenue Code and related Internal Revenue Service pronouncements.  As part of the Plan, Capitol's board of directors declared a dividend of one preferred share purchase right for each outstanding share of its common stock distributable to shareholders of record as of August 1, 2011, as well as to holders of common stock issued after that date, which would only be activated if triggered under the Plan.

Regulatory Capital Matters	6 Months Ended
Jun. 30, 2012
Regulatory Capital Matters [Abstract]
Regulatory Capital Matters
Note K - Regulatory Capital Matters

The following table summarizes the amounts (in $1,000s) and related ratios of Capitol's consolidated regulatory capital position:

		June 30,		December 31,
		2012		2011
Tier 1 capital to average adjusted total assets:
Minimum required amount	≥	$80,701	≥	$92,356
Actual amount		$(132,168)		$(109,146)
Ratio		(6.55)%		(4.73)%

Tier 1 capital to risk-weighted assets:
Minimum required amount(1)	≥	$61,153	≥	$68,615
Actual amount		$(132,168)		$(109,146)
Ratio		(8.65)%		(6.36)%

Combined Tier 1 and Tier 2 capital to risk- weighted assets:
Minimum required amount(2)	≥	$122,307	≥	$137,231
Actual amount		$(132,168)		$(109,146)
Ratio		(8.65)%		(6.36)%

(1)	The minimum required ratio of Tier 1 capital to risk-weighted assets to be considered "adequately-capitalized" is 4%.
(2)	The minimum required ratio of Tier 1 and Tier 2 capital to risk-weighted assets to be considered "adequately-capitalized" is 8%.

Capitol's total risk-based capital ratio at June 30, 2012 and December 31, 2011 was materially and adversely impacted by the exclusion of approximately $169.1 million and $171.5 million, respectively, of previously-qualifying Tier 2 capital, inasmuch as Tier 2 capital is limited to 100% of Tier 1 capital, primarily trust-preferred securities and a portion of the allowance for loan losses.  The Tier 1 capital deficit resulted primarily from operating losses.  Capitol's Tier 1 capital will need to increase to a positive level in order to allow for the inclusion of trust-preferred securities in Tier 2 capital for regulatory capital computation purposes.

The preceding summary indicates that Capitol, on a consolidated basis, was classified as less than "adequately-capitalized" at June 30, 2012 for regulatory purposes.  In addition, several of its bank subsidiaries had capital levels resulting in classification as "undercapitalized" or "significantly-undercapitalized" at that date.  Banks and bank holding companies which are less than "adequately-capitalized" are subject to increased regulatory oversight, requirements and limitations.  Regarding banks classified as "undercapitalized" or "significantly-undercapitalized," or otherwise noncompliant with formal regulatory agreements, management is taking appropriate action to improve such capital classifications and related compliance in the future.

Regulatory capital ratios of the banks are set forth on page 47 on this document.

Financial Restructuring Plan	6 Months Ended
Jun. 30, 2012
Financial Restructuring Plan [Abstract]
Financial Restructuring Plan [Text Block]
Note L - Financial Restructuring Plan

On June 22, 2012, Capitol announced the commencement of a voluntary restructuring plan designed to facilitate Capitol's objective of converting existing debt, including senior notes and trust-preferred securities, to equity and with the primary objectives of enhancing capital levels, improving liquidity and accelerating Capitol's return to profitability.  The initiative includes the opportunity to preserve Capitol's substantial deferred tax assets.

Under the restructuring plan, which was approved by Capitol's Board of Directors and reviewed with Capitol's primary regulators, existing debt holders were asked to exchange their debt securities for both preferred and common stock of the Corporation (the "Exchange Offer").  Simultaneously, Capitol solicited votes from all debt and equity holders for a prepackaged plan of reorganization (the "Standby Plan") for Capitol and its affiliate Financial Commerce Corporation ("FCC"), formerly known as Michigan Commerce Bancorp Limited, to be commenced in the event that the Exchange Offer was not successful.   The Standby Plan contemplates the conversion of all current trust-preferred security holders, unsecured senior note holders, current preferred equity shareholders and current common equity shareholders into new classes of common stock, which will retain approximately 53% of the voting control and value of the restructured company.  Capitol is also actively seeking external capital sources sufficient to restore all affiliate institutions to "well-capitalized" status in exchange for approximately 47% of the restructured Corporation.

The restructuring initiatives will facilitate the conversion of Capitol's trust-preferred securities to equity and strengthen the composition of Capitol's capital base by increasing its Tier 1 common and tangible common equity ratios.  Through this restructuring plan, and current capital raise, Capitol expects to have increased capital flexibility to continue to support its community banking platform.

The Exchange Offer and voting on the Standby Plan expired on July 27, 2012.  The results were overwhelmingly in support of the Standby Plan, and the conditions were not satisfied for the exchange offers to the existing debt holders.  All classes voted to accept the Standby Plan with all votes substantially exceeding the required thresholds for a successful solicitation.

Accordingly, on August 9, 2012, Capitol proceeded with a voluntary prepackaged bankruptcy filing in order to restructure its debt and streamline its capital structure.  Capitol and FCC filed a voluntary joint prepackaged bankruptcy petition.  Capitol's banking subsidiaries are not part of the filing and continue to conduct business on an uninterrupted basis.

Investment Securities (Tables)	6 Months Ended
Jun. 30, 2012
Investment Securities [Abstract]
Schedule Of Available For Sale And Held To Maturity Securities [Table Text Block]
Investment securities consisted of the following (in $1,000s):

	June 30, 2012		December 31, 2011
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Available for sale:
United States treasury	$3,499	$3,502	$4,004	$4,013
United States government agency	4,000	3,998
Mortgage-backed	9,424	9,493	10,537	10,592
Municipalities	103	106	275	278
	17,026	17,099	14,816	14,883
Held for long-term investment:
Capitol Development Bancorp Limited III	963	963	973	973
Other equity investments	1,806	1,806	1,764	1,764
	2,769	2,769	2,737	2,737

	$19,795	$19,868	$17,553	$17,620

Gross unrealized gains and losses and carrying value of available-for-sale securities
Gross unrealized gains and losses on investment securities available for sale were as follows (in $1,000s):

	June 30, 2012		December 31, 2011
	Gains	Losses	Gains	Losses

United States treasury	$4	$1	$9
United States government agency		2
Mortgage-backed	72	3	70	$16
Municipalities	3		4

	$79	$6	$83	$16

The age of gross unrealized losses and carrying value (at estimated fair value) of securities available for sale are summarized below (in $1,000s):

	June 30, 2012		December 31, 2011
	Unrealized Loss	Carrying Value	Unrealized Loss	Carrying Value
One year or less:
United States treasury	$1	$1,499
United States government agency	2	3,998
Mortgage-backed			$16	$6,674
	$3	$5,497	$16	$6,674
In excess of one year:
Mortgage-backed	$3	$2,877	$--	$--

Scheduled maturities of investment securities
Scheduled maturities of investment securities held as of June 30, 2012 were as follows (in $1,000s):

	Amortized Cost	Estimated Fair Value

Due in one year or less	$3,507	$3,510
After one year, through five years	4,103	4,105
After ten years	9,416	9,484
Securities held for long-term investment without stated maturities	2,769	2,769

	$19,795	$19,868

Loans (Tables)	6 Months Ended
Jun. 30, 2012
Loans [Abstract]
Schedule of allowance for loan losses and the carrying amount of loans
The following tables present the allowance for loan losses and the carrying amount of loans based on management's overall assessment of probable incurred losses (in $1,000s), and should not be interpreted as an indication of future charge-offs:

	June 30, 2012
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Allowance for loan losses:
Individually evaluated for impairment	$9,526	$3,359	$1,905	$1,937	$22			$16,749
Collectively evaluated for probable incurred losses	20,204	10,779	3,588	8,254	380	$370	$13,114	56,689

Total allowance for loan losses	$29,730	$14,138	$5,493	$10,191	$402	$370	$13,114	$73,438

Portfolio loans:
Individually evaluated for impairment	$132,276	$48,522	$22,982	$17,061	$95			$220,936
Collectively evaluated for probable incurred losses	709,486	242,653	55,007	139,190	10,505	$1,490		1,158,331

Total portfolio loans	$841,762	$291,175	$77,989	$156,251	$10,600	$1,490		$1,379,267

	December 31, 2011
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Allowance for loan losses:
Individually evaluated for impairment	$10,636	$3,920	$3,134	$3,732	$29			$21,451
Collectively evaluated for probable incurred losses	26,685	15,866	7,355	10,262	662	$17	$4,447	65,294

Total allowance for loan losses	$37,321	$19,786	$10,489	$13,994	$691	$17	$4,447	$86,745

Portfolio loans:
Individually evaluated for impairment	$167,792	$56,210	$36,638	$23,583	$63			$284,286
Collectively evaluated for probable incurred losses	739,585	275,900	68,630	157,766	12,165	$2,781		1,256,827

Total portfolio loans	$907,377	$332,110	$105,268	$181,349	$12,228	$2,781		$1,541,113

Schedule of summarize activity in the allowance for loan losses
The tables below summarize activity in the allowance for loan losses for the three and six months ended June 30, 2012 and 2011 (in $1,000s) by loan type:

	Three Months Ended June 30, 2012
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Beginning balance	$30,562	$16,978	$9,327	$11,990	$498	$13	$11,586	$80,954

Charge-offs	(3,714)	(2,691)	(1,414)	(4,782)	(38)	(679)		(13,318)
Recoveries	1,574	568	376	2,908	82			5,508
Net charge-offs	(2,140)	(2,123)	(1,038)	(1,874)	44	(679)		(7,810)

Provision for loan losses	2,248	(402)	(2,710)	247	(128)	1,039		294

Additional unallocated allowance	(940)	(315)	(86)	(172)	(12)	(3)	1,528

Ending balance	$29,730	$14,138	$5,493	$10,191	$402	$370	$13,114	$73,438

	Six Months Ended June 30, 2012
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Beginning balance	$37,321	$19,786	$10,489	$13,994	$691	$17	$4,447	$86,745

Charge-offs	(9,566)	(7,067)	(3,564)	(6,560)	(333)	(679)		(27,769)
Recoveries	3,967	3,769	1,149	4,265	145	7		13,302
Net charge-offs	(5,599)	(3,298)	(2,415)	(2,295)	(188)	(672)		(14,467)

Provision for loan losses	3,342	(565)	(2,092)	(530)	(34)	1,039		1,160

Additional unallocated allowance	(5,334)	(1,785)	(489)	(978)	(67)	(14)	8,667

Ending balance	$29,730	$14,138	$5,493	$10,191	$402	$370	$13,114	$73,438
	Three Months Ended June 30, 2011
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Total

Beginning balance	$49,154	$26,056	$17,449	$23,719	$824	$44	$117,246

Charge-offs	(6,463)	(3,261)	(4,239)	(5,576)	(369)		(19,908)
Recoveries	1,112	960	145	1,184	55	1	3,457
Net charge-offs	(5,351)	(2,301)	(4,094)	(4,392)	(314)	1	(16,451)

Provision for loan losses	5,077	(1,334)	1,513	55	406	19	5,736

Ending balance	$48,880	$22,421	$14,868	$19,382	$916	$64	$106,531

	Six Months Ended June 30, 2011
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Total

Beginning balance	$47,823	$36,139	$17,505	$24,098	$681	$59	$126,305

Acquired loan loss reserve	1,043	117	651	500	68	1	2,380

Charge-offs	(14,874)	(10,441)	(11,833)	(10,822)	(592)		(48,562)
Recoveries	2,044	1,941	3,153	1,959	93	2	9,192
Net charge-offs	(12,830)	(8,500)	(8,680)	(8,863)	(499)	2	(39,370)

Provision for loan losses	12,844	(5,335)	5,392	3,647	666	2	17,216

Ending balance	$48,880	$22,421	$14,868	$19,382	$916	$64	$106,531

Schedule of nonperforming loans and other nonperforming assets
Nonperforming loans (i.e., loans which are 90 days or more past due and still accruing interest and loans on nonaccrual status) and other nonperforming assets are summarized below (in $1,000s):

	June 30, 2012	March 31, 2012	December 31, 2011
Nonaccrual loans:
Loans secured by real estate:
Commercial	$93,792	$114,225	$121,250
Residential (including multi-family)	36,525	39,094	45,357
Construction, land development and other land	17,409	21,411	29,088
Total loans secured by real estate	147,726	174,730	195,695
Commercial and other business-purpose loans	13,238	14,901	17,818
Consumer	174	182	124
Total nonaccrual loans	161,138	189,813	213,637

Past due (>90 days) loans and accruing interest:
Loans secured by real estate:
Commercial	1,029	515	3,778
Residential (including multi-family)	231	1,089	259
Construction, land development and other land	--	312	--
Total loans secured by real estate	1,260	1,916	4,037
Commercial and other business-purpose loans	93	233	148
Consumer	14	17	38
Total past due loans	1,367	2,166	4,223

Total nonperforming loans	$162,505	$191,979	$217,860

Real estate owned and other repossessed assets	95,331	101,651	95,587

Total nonperforming assets	$257,836	$293,630	$313,447

Schedule of impaired loans
Impaired loans are summarized in the following table (in $1,000s), based on loans which either have an allowance for loan losses recorded or no such allowance as of June 30, 2012:

	Carrying Value	Unpaid Principal Balance	Related Allowance for Loan Losses

With an allowance recorded:
Loans secured by real estate:
Commercial	$91,090	$103,121	$11,633
Residential (including multi-family)	30,953	45,210	4,292
Construction, land development and other land	13,017	19,311	2,278
Total loans secured by real estate	135,060	167,642	18,203
Commercial and other business-purpose loans	13,989	25,377	3,042
Consumer	306	1,789	31
	149,355	194,808	21,276
With no related allowance recorded:
Loans secured by real estate:
Commercial	66,967	101,509
Residential (including multi-family)	29,571	43,160
Construction, land development and other land	14,712	26,343
Total loans secured by real estate	111,250	171,012
Commercial and other business-purpose loans	7,466	11,895
Consumer	15	15
	118,731	182,922

Total	$268,086	$377,730	$21,276
Interest income is recorded on impaired loans if not on nonaccrual status, or may be recorded on a cash basis in some circumstances, if such payments are not credited to principal.  For the three and six months ended June 30, 2012 and 2011, the average recorded investment in impaired loans and interest income recorded on impaired loans were as follows (in $1,000s):

	Three Months Ended June 30, 2012		Six Months Ended June 30, 2012
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recorded	Investment	Recorded

Commercial	$164,182	$664	$167,544	$2,325
Residential (including multi-family)	60,434	587	62,526	1,231
Construction, land development and other land	30,302	299	33,462	596
Total loans secured by real estate	254,918	1,550	263,532	4,152
Commercial and other business-purpose loans	23,310	338	24,686	640
Consumer	311	7	266	10

Total	$278,539	$1,895	$288,484	$4,802
	Three Months Ended June 30, 2011		Six Months Ended June 30, 2011
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recorded	Investment	Recorded

Commercial	$177,976	$429	$177,749	$978
Residential (including multi-family)	59,928	121	61,904	250
Construction, land development and other land	48,161	75	49,232	111
Total loans secured by real estate	286,065	625	288,885	1,339
Commercial and other business-purpose loans	29,046	1	30,631	74
Consumer	307		278

Total	$315,418	$626	$319,794	$1,413
Impaired loans are summarized in the following table (in $1,000s), based on loans which either have an allowance for loan losses recorded or no such allowance as of December 31, 2011:

	Carrying Value	Unpaid Principal Balance	Related Allowance for Loan Losses

With an allowance recorded:
Loans secured by real estate:
Commercial	$68,486	$79,753	$11,053
Residential (including multi-family)	32,054	36,628	5,288
Construction, land development and other land	15,443	21,391	3,464
Total loans secured by real estate	115,983	137,772	19,805
Commercial and other business-purpose loans	16,037	17,294	4,696
Consumer	166	173	95
	132,186	155,239	24,596
With no related allowance recorded:
Loans secured by real estate:
Commercial	105,548	145,956
Residential (including multi-family)	33,928	45,902
Construction, land development and other land	24,278	39,537
Total loans secured by real estate	163,754	231,395
Commercial and other business-purpose loans	11,658	16,976
Consumer	12	48
	175,424	248,419

Total	$307,610	$403,658	$24,596

Schedule of summarize the aging and amounts of past due loans
The following tables summarize the aging and amounts of past due loans (in $1,000s):

	June 30, 2012
	Past Due Loans			Total
	(based on payment due dates)			Amount of
			Loans on	Loans More	Loans Either
	More Than		Nonaccrual	Than 29 Days	Current or
	29 Days,	More Than	Status	Past Due or on	Less Than	Total
	and Less Than	89 Days	(Generally, 90	Nonaccrual	30 Days	Portfolio
	90 Days	(Accruing)	Days or More)	Status	Past Due	Loans

Loans secured by real estate:
Commercial	$13,373	$1,029	$93,792	$108,194	$733,568	$841,762
Residential (including multi- family	3,913	231	36,525	40,669	250,506	291,175
Construction, land development and other land	1,575		17,409	18,984	59,005	77,989
Total loans secured by real estate	18,861	1,260	147,726	167,847	1,043,079	1,210,926
Commercial and other business- purpose loans	2,224	93	13,238	15,555	140,696	156,251
Consumer	139	14	174	327	10,273	10,600
Other					1,490	1,490

Total	$21,224	$1,367	$161,138	$183,729	$1,195,538	$1,379,267

	December 31, 2011
	Past Due Loans			Total
	(based on payment due dates)			Amount of
			Loans on	Loans More	Loans Either
	More Than		Nonaccrual	Than 29 Days	Current or
	29 Days,	More Than	Status	Past Due or on	Less Than	Total
	and Less Than	89 Days	(Generally, 90	Nonaccrual	30 Days	Portfolio
	90 Days	(Accruing)	Days or More)	Status	Past Due	Loans

Loans secured by real estate:
Commercial	$16,770	$3,778	$121,250	$141,798	$765,579	$907,377
Residential (including multi- family	4,913	259	45,357	50,529	281,581	332,110
Construction, land development and other land	3,691		29,088	32,779	72,489	105,268
Total loans secured by real estate	25,374	4,037	195,695	225,106	1,119,649	1,344,755
Commercial and other business- purpose loans	3,930	148	17,818	21,896	159,453	181,349
Consumer	476	38	124	638	11,590	12,228
Other					2,781	2,781

Total	$29,780	$4,223	$213,637	$247,640	$1,293,473	$1,541,113

Schedule of recent analysis, the risk categories of loans
Based on management's most recent analysis, the risk categories of loans are summarized as follows (in $1,000s):

	June 30, 2012
	Pass			Total Portfolio Loans
		Watch	Substandard

Loans secured by real estate:
Commercial	$571,210	$99,766	$170,786	$841,762
Residential (including multi-family)	199,684	25,662	65,829	291,175
Construction, land development and other land	40,399	12,470	25,120	77,989
Total loans secured by real estate	811,293	137,898	261,735	1,210,926
Commercial and other business-purpose loans	118,629	12,310	25,312	156,251
Consumer	9,557	622	421	10,600
Other	1,490			1,490

Total	$940,969	$150,830	$287,468	$1,379,267

	December 31, 2011
	Pass			Total Portfolio Loans
		Watch	Substandard

Loans secured by real estate:
Commercial	$606,691	$90,673	$210,013	$907,377
Residential (including multi-family)	224,285	31,319	76,506	332,110
Construction, land development and other land	52,315	12,134	40,819	105,268
Total loans secured by real estate	883,291	134,126	327,338	1,344,755
Commercial and other business-purpose loans	135,017	14,412	31,920	181,349
Consumer	11,134	574	520	12,228
Other	2,487	294		2,781

Total	$1,031,929	$149,406	$359,778	$1,541,113

Schedule of summarizes loans modified as troubled debt restructurings related payment default
The following table summarizes loans modified as troubled debt restructurings during the three and six months ended June 30, 2012 (in $1,000s):

	Three Months Ended June 30, 2012
	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Post- restructuring Loan Loss Reserve
Troubled debt restructurings:
Loans secured by real estate:
Commercial	39	$17,851	$14,345	$736
Residential	31	4,237	3,823	454
Construction, land development and other land	6	596	563	15
Total loans secured by real estate	76	22,684	18,731	1,205
Commercial and other business- purpose loans	5	350	327	7

Total	81	$23,034	$19,058	$1,212

	Six Months Ended June 30, 2012
	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Post- restructuring Loan Loss Reserve
Troubled debt restructurings:
Loans secured by real estate:
Commercial	83	$31,081	$26,184	$1,296
Residential	60	8,309	6,914	685
Construction, land development and other land	12	1,652	1,400	41
Total loans secured by real estate	155	41,042	34,498	2,022
Commercial and other business- purpose loans	18	1,304	1,194	42
Consumer	2	40	39	3

Total	175	$42,386	$35,731	$2,067
The following table summarizes loans modified as troubled debt restructurings in the last twelve months for which there was a payment default (i.e., when a loan becomes 90 days or more past due) during the three and six months ended June 30, 2012 (in $1,000s):

	Three Months Ended June 30, 2012		Six Months Ended June 30, 2012
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Troubled debt restructurings that subsequently defaulted:
Loans secured by real estate:
Commercial	10	$1,151	16	$2,056
Residential	7	1,177	13	1,651
Construction, land development and other land	3	473	8	1,194
Total loans secured by real estate	20	2,801	37	4,901
Commercial and other business- purpose loans	4	282	6	384
Consumer			1	90

Total	24	$3,083	44	$5,375

Schedule of troubled debt restructurings as loan type and accrual status
The total amount of troubled debt restructurings as of June 30, 2012 and December 31, 2011 is detailed in the following tables by loan type and accrual status (in $1,000s):

	Troubled Debt Restructurings at June 30, 2012
	On Non-Accrual Status	On Accrual Status	Total

Loans secured by real estate:
Commercial	$48,637	$64,264	$112,901
Residential (including multi-family)	21,912	24,016	45,928
Construction, land development and other land	9,928	10,320	20,248
Total loans secured by real estate	80,477	98,600	179,077
Commercial and other business-purpose loans	9,823	8,201	18,024
Consumer	134	147	281

Total	$90,434	$106,948	$197,382
	Troubled Debt Restructurings at December 31, 2011
	On Non-Accrual Status	On Accrual Status	Total

Loans secured by real estate:
Commercial	$65,589	$52,784	$118,373
Residential (including multi-family)	25,358	20,625	45,983
Construction, land development and other land	13,714	10,635	24,349
Total loans secured by real estate	104,661	84,044	188,705
Commercial and other business-purpose loans	8,336	9,876	18,212
Consumer		54	54

Total	$112,997	$93,974	$206,971

Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2012
Discontinued Operations [Abstract]
Schedule of sale of a bank subsidiary
During the six months ended June 30, 2012, Capitol completed the following sale of a bank subsidiary (in $1,000s):

		Sale
	Date Sold	Proceeds	Gain

Mountain View Bank of Commerce(1)	January 30, 2012	$4,060	$126

(1)	Previously a majority-owned subsidiary of a bank-development subsidiary controlled by Capitol.

Schedule of income statement and assets and liabilities of discontinued operations
The assets, liabilities and results of operations for Mountain View Bank of Commerce, First Carolina State Bank and Bank of Michigan, together with the results of operations of banks sold in 2011, including Bank of Feather River, Bank of Fort Bend, Bank of Las Colinas, Bank of the Northwest, Bank of Tucson - main office, Community Bank of Rowan, Evansville Commerce Bank and Sunrise Bank, are classified as discontinued operations for the periods presented and include the following components (in $1,000s):

	Three Months Ended June 30		Six Months Ended June 30
	2012	2011	2012	2011

Interest income	$1,725	$9,191	$3,696	$19,861
Interest expense	398	1,548	856	3,520
Net interest income	1,327	7,643	2,840	16,341
Provision for loan losses	101	2,374	561	4,855
Net interest income after provision for loan losses	1,226	5,269	2,279	11,486
Noninterest income	376	1,134	708	2,279
Gain on sale of bank subsidiaries		184	126	4,552
Noninterest expense	1,507	7,027	2,954	14,081
Income (loss) before income taxes	95	(440)	159	4,236
Less income tax expense	80	208	62	1,807
Net income (loss) from discontinued operations	15	(648)	97	2,429
Net (income) loss attributable to noncontrolling interests in consolidated subsidiaries	(22)	478	66	651
Net income (loss) from discontinued operations attributable to Capitol Bancorp Limited	$(7)	$(170)	$163	$3,080
Net income from discontinued operations per common share attributable to Capitol Bancorp Limited	$--	$--	$--	$0.08

Assets and liabilities of discontinued operations are summarized below (in $1,000s):

	June 30, 2012	Dec 31, 2011		June 30, 2012	Dec 31, 2011
Assets:			Liabilities:
Cash and cash equivalents	$34,554	$40,575	Noninterest-bearing deposits
Investment securities	4,179	10,199		$24,335	$27,292
Federal Home Loan Bank stock			Interest-bearing deposits	123,319	165,864
	593	957	Total deposits	147,654	193,156
Portfolio loans	122,953	163,156	Other liabilities	9,991	12,600
Less allowance for loan losses
	(5,579)	(6,535)		$157,645	$205,756
Net portfolio loans	117,374	156,621
Premises and equipment	3,911	3,452
Other real estate owned	3,379	5,949
Other assets	2,167	4,745

	$166,157	$222,498

Fair Value (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value [Abstract]
Schedule of assets measured at fair value on a recurring and non-recurring basis
Assets measured at fair value on a recurring basis were as follows (in $1,000s):

	June 30, 2012		December 31, 2011
	Total	Significant Other Observable Inputs (Level 2)	Total	Significant Other Observable Inputs (Level 2)

Investment securities available for sale:(1)
United States treasury	$3,502	$3,502	$4,013	$4,013
United States government agency	3,998	3,998
Mortgage-backed	9,493	9,493	10,592	10,592
Municipalities	106	106	278	278

	$17,099	$17,099	$14,883	$14,883

(1)	Level 2 inputs for investment securities available for sale include pricing models from independent pricing sources with reasonable levels of price transparency.

Assets measured at fair value on a nonrecurring basis were as follows (in $1,000s):

	June 30, 2012		December 31, 2011
	Total	Significant Unobservable Inputs (Level 3)	Total	Significant Unobservable Inputs (Level 3)

Impaired loans(1)	$118,731	$118,731	$175,424	$175,424

Other real estate owned(2)	$94,834	$94,834	$95,523	$95,523

(1)      Level 3 inputs for impaired loans include appraised value of the applicable collateral or other unobservable estimates of fair value.
(2)      Level 3 inputs for other real estate owned include appraised value of the foreclosed property or other unobservable estimates of fair value.
           Fair value is reduced by estimated costs to sell the properties.

Comparative carrying values and estimated fair values of financial instruments
Comparative carrying values and estimated fair values of financial instruments based upon the accounting guidance set forth in Accounting Standards Codification 825-10 were as follows (in $1,000s):

		June 30, 2012		December 31, 2011
	Level Used to Measure Estimated Fair Value	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets:
Cash	1	$47,466	$47,466	$38,540	$38,540
Cash equivalents	2	298,395	298,395	318,006	318,006
Loans held for sale	2	1,099	1,099	2,129	2,129
Investment securities:
Available for sale	2	17,099	17,099	14,883	14,883
Held for long-term investment	3	2,769	2,769	2,737	1,981
		19,868	19,868	17,620	16,864
Federal Home Loan Bank and Federal Reserve Bank stock	2	12,105	12,105	12,851	12,851
Portfolio loans:
Loans secured by real estate:
Commercial	3	841,762	839,488	907,377	903,687
Residential (including multi-family)	3	291,175	290,789	332,110	331,434
Construction, land development and other land	3	77,989	78,037	105,268	105,262
Total loans secured by real estate		1,210,926	1,208,314	1,344,755	1,340,383
Commercial and other business-purpose loans	3	156,251	156,183	181,349	181,350
Consumer	3	10,600	10,815	12,228	12,406
Other	3	1,490	1,458	2,781	2,546
Total portfolio loans		1,379,267	1,376,770	1,541,113	1,536,685
Less allowance for loan losses	3	(73,438)	(73,438)	(86,745)	(86,745)
Net portfolio loans		1,305,829	1,303,332	1,454,368	1,449,940

Financial liabilities:
Deposits:
Noninterest-bearing	1	361,003	361,003	328,896	328,896
Interest-bearing:
Demand accounts	2	507,722	507,722	502,866	502,866
Time certificates of less than $100,000	3	373,757	376,161	454,833	460,012
Time certificates of $100,000 or more	3	486,550	489,034	571,803	575,942
Total interest-bearing		1,368,029	1,372,917	1,529,502	1,538,820
Total deposits		1,729,032	1,733,920	1,858,398	1,867,716
Notes payable and other borrowings	3	30,694	20,908	50,445	50,824
Subordinated debentures	3	149,207	29,080	149,156	123,452

Net Loss Per Common Share Attributable to Capitol Bancorp Limited (Tables)	6 Months Ended
Jun. 30, 2012
Net Loss Per Common Share Attributable to Capitol Bancorp Limited [Abstract]
Schedule of computations of net loss per common share
Computations of net loss per common share were based on the following (in 1,000s) for the periods ended June 30:

	Three Month Period		Six Month Period
	2012	2011	2012	2011

Numerator-net loss attributable to Capitol Bancorp Limited for the period	$(10,339)	$(16,438)	$(18,251)	$(16,149)

Denominator:
Weighted average number of common shares outstanding, excluding unvested restricted shares of common stock (denominator for basic and diluted net loss)	41,021	40,946	41,020	36,579

Number of antidilutive stock options excluded from diluted net loss per share computation	1,722	1,541	1,722	1,541

Number of antidilutive unvested restricted shares excluded from basic and diluted net loss per share computation	18	30	18	30

Number of antidilutive warrants excluded from diluted net loss per share computation	1,250	1,326	1,250	1,326

Net income (loss) per common share attributable to Capitol Bancorp Limited:
From continuing operations	$(0.25)	$(0.40)	$(0.44)	$(0.52)
From discontinued operations	--	--	--	0.08

Total net loss per common share attributable to Capitol Bancorp Limited	$(0.25)	$(0.40)	$(0.44)	$(0.44)

Regulatory Capital Matters (Tables)	6 Months Ended
Jun. 30, 2012
Regulatory Capital Matters [Abstract]
Schedule of capitol's consolidated regulatory capital position
The following table summarizes the amounts (in $1,000s) and related ratios of Capitol's consolidated regulatory capital position:

		June 30,		December 31,
		2012		2011
Tier 1 capital to average adjusted total assets:
Minimum required amount	≥	$80,701	≥	$92,356
Actual amount		$(132,168)		$(109,146)
Ratio		(6.55)%		(4.73)%

Tier 1 capital to risk-weighted assets:
Minimum required amount(1)	≥	$61,153	≥	$68,615
Actual amount		$(132,168)		$(109,146)
Ratio		(8.65)%		(6.36)%

Combined Tier 1 and Tier 2 capital to risk- weighted assets:
Minimum required amount(2)	≥	$122,307	≥	$137,231
Actual amount		$(132,168)		$(109,146)
Ratio		(8.65)%		(6.36)%

(1)	The minimum required ratio of Tier 1 capital to risk-weighted assets to be considered "adequately-capitalized" is 4%.
(2)	The minimum required ratio of Tier 1 and Tier 2 capital to risk-weighted assets to be considered "adequately-capitalized" is 8%.

Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Available for sale debt securities and held to maturity securities [Abstract]
Available for sale, Amortized Cost	$ 17,026	$ 14,816
Available for sale, Estimated Fair Value	17,099	14,883
Held for long-term investment, Amortized Cost	2,769	2,737
Held for long-term investment, Estimated Fair Value	2,769	2,737
Investment securities, Amortized Cost	19,795	17,553
Investment securities, Estimated Fair Value	19,868	17,620
Gross unrealized gains and losses on investment securities available for sale [Abstract]
Gains	79	83
Losses	6	16
Age of gross unrealized losses and carrying value of securities available for sale [Abstract]
One year or less, Unrealized Loss	3	16
One year or less, Carrying Value	5,497	6,674
Amortized Cost
Due in one year or less, Amortized Cost	3,507
After one year, through five years, Amortized Cost	4,103
After ten years, Amortized Cost	9,416
Held To Maturity Security Equity Maturity Without Single Maturity Date, Net Amortized Cost	2,769
Investment securities, Amortized Cost	19,795	17,553
Estimated Fair Value
Due in one year or less, Estimated Fair Value	3,510
After one year, through five years, Estimated Fair Value	4,105
After ten years, Estimated Fair Value	9,484
Held To Maturity Equity Security Without Single Maturity, Fair Value	2,769
Investment securities, Estimated Fair Value	19,868	17,620
United States treasury [Member]
Available for sale debt securities and held to maturity securities [Abstract]
Available for sale, Amortized Cost	3,499	4,004
Available for sale, Estimated Fair Value	3,502	4,013
Gross unrealized gains and losses on investment securities available for sale [Abstract]
Gains	4	9
Losses	1
Age of gross unrealized losses and carrying value of securities available for sale [Abstract]
One year or less, Unrealized Loss	1
One year or less, Carrying Value	1,499
United States government agency [Member]
Available for sale debt securities and held to maturity securities [Abstract]
Available for sale, Amortized Cost	4,000
Available for sale, Estimated Fair Value	3,998
Gross unrealized gains and losses on investment securities available for sale [Abstract]
Losses	2
Age of gross unrealized losses and carrying value of securities available for sale [Abstract]
One year or less, Unrealized Loss	2
One year or less, Carrying Value	3,998
Mortgage-backed [Member]
Available for sale debt securities and held to maturity securities [Abstract]
Available for sale, Amortized Cost	9,424	10,537
Available for sale, Estimated Fair Value	9,493	10,592
Gross unrealized gains and losses on investment securities available for sale [Abstract]
Gains	72	70
Losses	3	16
Age of gross unrealized losses and carrying value of securities available for sale [Abstract]
One year or less, Unrealized Loss		16
One year or less, Carrying Value		6,674
In excess of one year, Carrying Value,	2,877	0
In excess of one year, Unrealized Loss	3	0
Municipalities [Member]
Available for sale debt securities and held to maturity securities [Abstract]
Available for sale, Amortized Cost	103	275
Available for sale, Estimated Fair Value	106	278
Gross unrealized gains and losses on investment securities available for sale [Abstract]
Gains	3	4
Capitol Development Bancorp Limited III [Member]
Available for sale debt securities and held to maturity securities [Abstract]
Held for long-term investment, Amortized Cost	963	973
Held for long-term investment, Estimated Fair Value	963	973
Other equity investments [Member]
Available for sale debt securities and held to maturity securities [Abstract]
Held for long-term investment, Amortized Cost	1,806	1,764
Held for long-term investment, Estimated Fair Value	$ 1,806	$ 1,764

Loans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Allowance for loan losses:
Individually evaluated for impairment	$ 16,749		$ 16,749		$ 21,451
Collectively evaluated for probable incurred losses	56,689		56,689		65,294
Total allowance for loan losses	73,438		73,438		86,745
Portfolio loans:
Individually evaluated for impairment	220,936		220,936		284,286
Collectively evaluated for probable incurred losses	1,158,331		1,158,331		1,256,827
Total portfolio loans	1,379,267		1,379,267		1,541,113
Summarize activity in the allowance for loan losses [Roll Forward]
Beginning balance	80,954	117,246	86,745	126,305
Acquired loan loss reserve				2,380
Charge-offs	(13,318)	(19,908)	(27,769)	(48,562)
Recoveries	5,508	3,457	13,302	9,192
Net charge-offs	(7,810)	(16,451)	(14,467)	(39,370)
Provision for loan losses	294	5,736	1,160	17,216
Ending balance	73,438	106,531	73,438	106,531
Secured by Real Estate [Member]
Portfolio loans:
Total portfolio loans	1,210,926		1,210,926		1,344,755
Commercial [Member] | Secured by Real Estate [Member]
Allowance for loan losses:
Individually evaluated for impairment	9,526		9,526		10,636
Collectively evaluated for probable incurred losses	20,204		20,204		26,685
Total allowance for loan losses	29,730		29,730		37,321
Portfolio loans:
Individually evaluated for impairment	132,276		132,276		167,792
Collectively evaluated for probable incurred losses	709,486		709,486		739,585
Total portfolio loans	841,762		841,762		907,377
Summarize activity in the allowance for loan losses [Roll Forward]
Beginning balance	30,562	49,154	37,321	47,823
Acquired loan loss reserve				1,043
Charge-offs	(3,714)	(6,463)	(9,566)	(14,874)
Recoveries	1,574	1,112	3,967	2,044
Net charge-offs	(2,140)	(5,351)	(5,599)	(12,830)
Provision for loan losses	2,248	5,077	3,342	12,844
Additional unallocated allowance	(940)	(5,334)
Ending balance	29,730	48,880	29,730	48,880
Residential (including multi-family) [Member] | Secured by Real Estate [Member]
Allowance for loan losses:
Individually evaluated for impairment	3,359		3,359		3,920
Collectively evaluated for probable incurred losses	10,779		10,779		15,866
Total allowance for loan losses	14,138		14,138		19,786
Portfolio loans:
Individually evaluated for impairment	48,522		48,522		56,210
Collectively evaluated for probable incurred losses	242,653		242,653		275,900
Total portfolio loans	291,175		291,175		332,110
Summarize activity in the allowance for loan losses [Roll Forward]
Beginning balance	16,978	26,056	19,786	36,139
Acquired loan loss reserve				117
Charge-offs	(2,691)	(3,261)	(7,067)	(10,441)
Recoveries	568	960	3,769	1,941
Net charge-offs	(2,123)	(2,301)	(3,298)	(8,500)
Provision for loan losses	(402)	(1,334)	(565)	(5,335)
Additional unallocated allowance	(315)	(1,785)
Ending balance	14,138	22,421	14,138	22,421
Construction, Land Development and Other Land [Member] | Secured by Real Estate [Member]
Allowance for loan losses:
Individually evaluated for impairment	1,905		1,905		3,134
Collectively evaluated for probable incurred losses	3,588		3,588		7,355
Total allowance for loan losses	5,493		5,493		10,489
Portfolio loans:
Individually evaluated for impairment	22,982		22,982		36,638
Collectively evaluated for probable incurred losses	55,007		55,007		68,630
Total portfolio loans	77,989		77,989		105,268
Summarize activity in the allowance for loan losses [Roll Forward]
Beginning balance	9,327	17,449	10,489	17,505
Acquired loan loss reserve				651
Charge-offs	(1,414)	(4,239)	(3,564)	(11,833)
Recoveries	376	145	1,149	3,153
Net charge-offs	(1,038)	(4,094)	(2,415)	(8,680)
Provision for loan losses	(2,710)	1,513	(2,092)	5,392
Additional unallocated allowance	(86)		(489)
Ending balance	5,493	14,868	5,493	14,868
Commercial And Other Business-Purpose Loans [Member]
Allowance for loan losses:
Individually evaluated for impairment	1,937		1,937		3,732
Collectively evaluated for probable incurred losses	8,254		8,254		10,262
Total allowance for loan losses	10,191		10,191		13,994
Portfolio loans:
Individually evaluated for impairment	17,061		17,061		23,583
Collectively evaluated for probable incurred losses	139,190		139,190		157,766
Total portfolio loans	156,251		156,251		181,349
Summarize activity in the allowance for loan losses [Roll Forward]
Beginning balance	11,990	23,719	13,994	24,098
Acquired loan loss reserve				500
Charge-offs	(4,782)	(5,576)	(6,560)	(10,822)
Recoveries	2,908	1,184	4,265	1,959
Net charge-offs	(1,874)	(4,392)	(2,295)	(8,863)
Provision for loan losses	247	55	(530)	3,647
Additional unallocated allowance	(172)		(978)
Ending balance	10,191	19,382	10,191	19,382
Consumer [Member]
Allowance for loan losses:
Individually evaluated for impairment	22		22		29
Collectively evaluated for probable incurred losses	380		380		662
Total allowance for loan losses	402		402		691
Portfolio loans:
Individually evaluated for impairment	95		95		63
Collectively evaluated for probable incurred losses	10,505		10,505		12,165
Total portfolio loans	10,600		10,600		12,228
Summarize activity in the allowance for loan losses [Roll Forward]
Beginning balance	498	824	691	681
Acquired loan loss reserve				68
Charge-offs	(38)	(369)	(333)	(592)
Recoveries	82	55	145	93
Net charge-offs	44	(314)	(188)	(499)
Provision for loan losses	(128)	406	(34)	666
Additional unallocated allowance	(12)		(67)
Ending balance	402	916	402	916
Other [Member]
Allowance for loan losses:
Collectively evaluated for probable incurred losses	370		370		17
Total allowance for loan losses	370		370		17
Portfolio loans:
Collectively evaluated for probable incurred losses	1,490		1,490		2,781
Total portfolio loans	1,490		1,490		2,781
Summarize activity in the allowance for loan losses [Roll Forward]
Beginning balance	13	44	17	59
Acquired loan loss reserve				1
Charge-offs	(679)		(679)
Recoveries		1	7	2
Net charge-offs	(679)	1	(672)	2
Provision for loan losses	1,039	19	1,039	2
Additional unallocated allowance	(3)		(14)
Ending balance	370	64	370	64
Unallocated [Member]
Allowance for loan losses:
Collectively evaluated for probable incurred losses	13,114		13,114		4,447
Total allowance for loan losses	13,114		13,114		4,447
Summarize activity in the allowance for loan losses [Roll Forward]
Beginning balance	11,586		4,447
Additional unallocated allowance	1,528		8,667
Ending balance	$ 13,114		$ 13,114

Loans, Credit Quality Indicator (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Secured by Real Estate [Member]	Dec. 31, 2011 Secured by Real Estate [Member]	Jun. 30, 2012 Commercial [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Commercial [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Residential (including multi-family) [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Residential (including multi-family) [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Construction, land development and other land [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Construction, land development and other land [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Commercial and other business-purpose loans [Member]	Dec. 31, 2011 Commercial and other business-purpose loans [Member]	Jun. 30, 2012 Consumer [Member]	Dec. 31, 2011 Consumer [Member]	Jun. 30, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Jun. 30, 2012 Nonperforming loans [Member]	Mar. 31, 2012 Nonperforming loans [Member]	Dec. 31, 2011 Nonperforming loans [Member]	Jun. 30, 2012 Nonperforming loans [Member] Secured by Real Estate [Member]	Mar. 31, 2012 Nonperforming loans [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Nonperforming loans [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Nonperforming loans [Member] Commercial [Member] Secured by Real Estate [Member]	Mar. 31, 2012 Nonperforming loans [Member] Commercial [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Nonperforming loans [Member] Commercial [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Nonperforming loans [Member] Residential (including multi-family) [Member] Secured by Real Estate [Member]	Mar. 31, 2012 Nonperforming loans [Member] Residential (including multi-family) [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Nonperforming loans [Member] Residential (including multi-family) [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Nonperforming loans [Member] Construction, land development and other land [Member] Secured by Real Estate [Member]	Mar. 31, 2012 Nonperforming loans [Member] Construction, land development and other land [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Nonperforming loans [Member] Construction, land development and other land [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Nonperforming loans [Member] Commercial and other business-purpose loans [Member]	Mar. 31, 2012 Nonperforming loans [Member] Commercial and other business-purpose loans [Member]	Dec. 31, 2011 Nonperforming loans [Member] Commercial and other business-purpose loans [Member]	Jun. 30, 2012 Nonperforming loans [Member] Consumer [Member]	Mar. 31, 2012 Nonperforming loans [Member] Consumer [Member]	Dec. 31, 2011 Nonperforming loans [Member] Consumer [Member]	Jun. 30, 2012 Pass [Member]	Dec. 31, 2011 Pass [Member]	Jun. 30, 2012 Pass [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Pass [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Pass [Member] Commercial [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Pass [Member] Commercial [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Pass [Member] Residential (including multi-family) [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Pass [Member] Residential (including multi-family) [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Pass [Member] Construction, land development and other land [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Pass [Member] Construction, land development and other land [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Pass [Member] Commercial and other business-purpose loans [Member]	Dec. 31, 2011 Pass [Member] Commercial and other business-purpose loans [Member]	Jun. 30, 2012 Pass [Member] Consumer [Member]	Dec. 31, 2011 Pass [Member] Consumer [Member]	Jun. 30, 2012 Pass [Member] Other [Member]	Dec. 31, 2011 Pass [Member] Other [Member]	Jun. 30, 2012 Watch [Member]	Dec. 31, 2011 Watch [Member]	Jun. 30, 2012 Watch [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Watch [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Watch [Member] Commercial [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Watch [Member] Commercial [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Watch [Member] Residential (including multi-family) [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Watch [Member] Residential (including multi-family) [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Watch [Member] Construction, land development and other land [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Watch [Member] Construction, land development and other land [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Watch [Member] Commercial and other business-purpose loans [Member]	Dec. 31, 2011 Watch [Member] Commercial and other business-purpose loans [Member]	Jun. 30, 2012 Watch [Member] Consumer [Member]	Dec. 31, 2011 Watch [Member] Consumer [Member]	Dec. 31, 2011 Watch [Member] Other [Member]	Jun. 30, 2012 Substandard [Member]	Dec. 31, 2011 Substandard [Member]	Jun. 30, 2012 Substandard [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Substandard [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Substandard [Member] Commercial [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Substandard [Member] Commercial [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Substandard [Member] Residential (including multi-family) [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Substandard [Member] Residential (including multi-family) [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Substandard [Member] Construction, land development and other land [Member] Secured by Real Estate [Member]	Dec. 31, 2011 Substandard [Member] Construction, land development and other land [Member] Secured by Real Estate [Member]	Jun. 30, 2012 Substandard [Member] Commercial and other business-purpose loans [Member]	Dec. 31, 2011 Substandard [Member] Commercial and other business-purpose loans [Member]	Jun. 30, 2012 Substandard [Member] Consumer [Member]	Dec. 31, 2011 Substandard [Member] Consumer [Member]
Nonaccrual loans:
Total nonaccrual loans	$ 161,138,000		$ 213,637,000	$ 147,726,000	$ 195,695,000	$ 93,792,000	$ 121,250,000	$ 36,525,000	$ 45,357,000	$ 17,409,000	$ 29,088,000	$ 13,238,000	$ 17,818,000	$ 174,000	$ 124,000			$ 161,138,000	$ 189,813,000	$ 213,637,000	$ 147,726,000	$ 174,730,000	$ 195,695,000	$ 93,792,000	$ 114,225,000	$ 121,250,000	$ 36,525,000	$ 39,094,000	$ 45,357,000	$ 17,409,000	$ 21,411,000	$ 29,088,000	$ 13,238,000	$ 14,901,000	$ 17,818,000	$ 174,000	$ 182,000	$ 124,000
Past due (>90 days) loans and accruing interest, Loans secured by real estate:
Total past due loans	1,367,000		4,223,000	1,260,000	4,037,000	1,029,000	3,778,000	231,000	259,000			93,000	148,000	14,000	38,000			1,367,000	2,166,000	4,223,000	1,260,000	1,916,000	4,037,000	1,029,000	515,000	3,778,000	231,000	1,089,000	259,000	0	312,000	0	93,000	233,000	148,000	14,000	17,000	38,000
Total nonperforming loans																		162,505,000	191,979,000	217,860,000
Real estate owned and other repossessed assets																		95,331,000	101,651,000	95,587,000
Total nonperforming assets																		257,836,000	293,630,000	313,447,000
Recent analysis, the risk categories of loans [Abstract]
Total Portfolio Loans	1,379,267,000		1,541,113,000	1,210,926,000	1,344,755,000	841,762,000	907,377,000	291,175,000	332,110,000	77,989,000	105,268,000	156,251,000	181,349,000	10,600,000	12,228,000	1,490,000	2,781,000																						940,969,000	1,031,929,000	811,293,000	883,291,000	571,210,000	606,691,000	199,684,000	224,285,000	40,399,000	52,315,000	118,629,000	135,017,000	9,557,000	11,134,000	1,490,000	2,487,000	150,830,000	149,406,000	137,898,000	134,126,000	99,766,000	90,673,000	25,662,000	31,319,000	12,470,000	12,134,000	12,310,000	14,412,000	622,000	574,000	294,000	287,468,000	359,778,000	261,735,000	327,338,000	170,786,000	210,013,000	65,829,000	76,506,000	25,120,000	40,819,000	25,312,000	31,920,000	421,000	520,000
Number of contracts, for loan extended or renewed	54
Percentage of loan extended (in hundredths)	30.00%
Average total portfolio loans	$ 1,500,000,000	$ 1,900,000,000
Net charge-offs to average portfolio loans outstanding, ratio (in hundredths)	1.98%	4.21%

Loans, Impaired Financing Receivable (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Carrying Value [Abstract]
With an allowance recorded, carrying value	$ 149,355,000		$ 149,355,000		$ 132,186,000
With no allowance recorded, carrying value	118,731,000		118,731,000		175,424,000
Total, carrying value	268,086,000		268,086,000		307,610,000
Unpaid Principal Balance [Abstract]
With an allowance recorded, unpaid principal balance	194,808,000		194,808,000		155,239,000
With no related allowance recorded, unpaid principal balance	182,922,000		182,922,000		248,419,000
Total, unpaid principal balance	377,730,000		377,730,000		403,658,000
Related Allowance for Loan Losses [Abstract]
Total, related allowance for loan losses	21,276,000		21,276,000		24,596,000
Impaired loans modified as troubled debt restructurings	197,400,000		197,400,000		207,000,000
Average Recorded Investment [Abstract]
Total, Average recorded investment	278,539,000	315,418,000	288,484,000	319,794,000
Interest Income Recorded [Abstract]
Total, Interest income recorded	1,895,000	626,000	4,802,000	1,413,000
Secured by Real Estate [Member]
Carrying Value [Abstract]
With an allowance recorded, carrying value	135,060,000		135,060,000		115,983,000
With no allowance recorded, carrying value	111,250,000		111,250,000		163,754,000
Unpaid Principal Balance [Abstract]
With an allowance recorded, unpaid principal balance	167,642,000		167,642,000		137,772,000
With no related allowance recorded, unpaid principal balance	171,012,000		171,012,000		231,395,000
Related Allowance for Loan Losses [Abstract]
Total, related allowance for loan losses	18,203,000		18,203,000		19,805,000
Average Recorded Investment [Abstract]
Total, Average recorded investment	254,918,000	286,065,000	263,532,000	288,885,000
Interest Income Recorded [Abstract]
Total, Interest income recorded	1,550,000	625,000	4,152,000	1,339,000
Commercial [Member] | Secured by Real Estate [Member]
Carrying Value [Abstract]
With an allowance recorded, carrying value	91,090,000		91,090,000		68,486,000
With no allowance recorded, carrying value	66,967,000		66,967,000		105,548,000
Unpaid Principal Balance [Abstract]
With an allowance recorded, unpaid principal balance	103,121,000		103,121,000		79,753,000
With no related allowance recorded, unpaid principal balance	101,509,000		101,509,000		145,956,000
Related Allowance for Loan Losses [Abstract]
Total, related allowance for loan losses	11,633,000		11,633,000		11,053,000
Average Recorded Investment [Abstract]
Total, Average recorded investment	164,182,000	177,976,000	167,544,000	177,749,000
Interest Income Recorded [Abstract]
Total, Interest income recorded	664,000	429,000	2,325,000	978,000
Residential (including multi-family) [Member] | Secured by Real Estate [Member]
Carrying Value [Abstract]
With an allowance recorded, carrying value	30,953,000		30,953,000		32,054,000
With no allowance recorded, carrying value	29,571,000		29,571,000		33,928,000
Unpaid Principal Balance [Abstract]
With an allowance recorded, unpaid principal balance	45,210,000		45,210,000		36,628,000
With no related allowance recorded, unpaid principal balance	43,160,000		43,160,000		45,902,000
Related Allowance for Loan Losses [Abstract]
Total, related allowance for loan losses	4,292,000		4,292,000		5,288,000
Average Recorded Investment [Abstract]
Total, Average recorded investment	60,434,000	59,928,000	62,526,000	61,904,000
Interest Income Recorded [Abstract]
Total, Interest income recorded	587,000	121,000	1,231,000	250,000
Construction, land development and other land [Member] | Secured by Real Estate [Member]
Carrying Value [Abstract]
With an allowance recorded, carrying value	13,017,000		13,017,000		15,443,000
With no allowance recorded, carrying value	14,712,000		14,712,000		24,278,000
Unpaid Principal Balance [Abstract]
With an allowance recorded, unpaid principal balance	19,311,000		19,311,000		21,391,000
With no related allowance recorded, unpaid principal balance	26,343,000		26,343,000		39,537,000
Related Allowance for Loan Losses [Abstract]
Total, related allowance for loan losses	2,278,000		2,278,000		3,464,000
Average Recorded Investment [Abstract]
Total, Average recorded investment	30,302,000	48,161,000	33,462,000	49,232,000
Interest Income Recorded [Abstract]
Total, Interest income recorded	299,000	75,000	596,000	111,000
Commercial and other business-purpose loans [Member]
Carrying Value [Abstract]
With an allowance recorded, carrying value	13,989,000		13,989,000		16,037,000
With no allowance recorded, carrying value	7,466,000		7,466,000		11,658,000
Unpaid Principal Balance [Abstract]
With an allowance recorded, unpaid principal balance	25,377,000		25,377,000		17,294,000
With no related allowance recorded, unpaid principal balance	11,895,000		11,895,000		16,976,000
Related Allowance for Loan Losses [Abstract]
Total, related allowance for loan losses	3,042,000		3,042,000		4,696,000
Average Recorded Investment [Abstract]
Total, Average recorded investment	23,310,000	29,046,000	24,686,000	30,631,000
Interest Income Recorded [Abstract]
Total, Interest income recorded	338,000	1,000	640,000	74,000
Consumer [Member]
Carrying Value [Abstract]
With an allowance recorded, carrying value	306,000		306,000		166,000
With no allowance recorded, carrying value	15,000		15,000		12,000
Unpaid Principal Balance [Abstract]
With an allowance recorded, unpaid principal balance	1,789,000		1,789,000		173,000
With no related allowance recorded, unpaid principal balance	15,000		15,000		48,000
Related Allowance for Loan Losses [Abstract]
Total, related allowance for loan losses	31,000		31,000		95,000
Average Recorded Investment [Abstract]
Total, Average recorded investment	311,000	307,000	266,000	278,000
Interest Income Recorded [Abstract]
Total, Interest income recorded	$ 7,000		$ 10,000

Loans, Receivables Past Due (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Summarize the aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days	$ 21,224	$ 29,780
More Than 89 Days (Accruing)	1,367	4,223
Loans on Nonaccrual Status (Generally, 90 Days or More)	161,138	213,637
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	183,729	247,640
Loans Either Current or Less Than 30 Days Past Due	1,195,538	1,293,473
Total Portfolio Loans	1,379,267	1,541,113
Secured by Real Estate [Member]
Summarize the aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days	18,861	25,374
More Than 89 Days (Accruing)	1,260	4,037
Loans on Nonaccrual Status (Generally, 90 Days or More)	147,726	195,695
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	167,847	225,106
Loans Either Current or Less Than 30 Days Past Due	1,043,079	1,119,649
Total Portfolio Loans	1,210,926	1,344,755
Commercial [Member] | Secured by Real Estate [Member]
Summarize the aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days	13,373	16,770
More Than 89 Days (Accruing)	1,029	3,778
Loans on Nonaccrual Status (Generally, 90 Days or More)	93,792	121,250
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	108,194	141,798
Loans Either Current or Less Than 30 Days Past Due	733,568	765,579
Total Portfolio Loans	841,762	907,377
Residential (including multi-family) [Member] | Secured by Real Estate [Member]
Summarize the aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days	3,913	4,913
More Than 89 Days (Accruing)	231	259
Loans on Nonaccrual Status (Generally, 90 Days or More)	36,525	45,357
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	40,669	50,529
Loans Either Current or Less Than 30 Days Past Due	250,506	281,581
Total Portfolio Loans	291,175	332,110
Construction, land development and other land [Member] | Secured by Real Estate [Member]
Summarize the aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days	1,575	3,691
Loans on Nonaccrual Status (Generally, 90 Days or More)	17,409	29,088
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	18,984	32,779
Loans Either Current or Less Than 30 Days Past Due	59,005	72,489
Total Portfolio Loans	77,989	105,268
Commercial and other business-purpose loans [Member]
Summarize the aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days	2,224	3,930
More Than 89 Days (Accruing)	93	148
Loans on Nonaccrual Status (Generally, 90 Days or More)	13,238	17,818
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	15,555	21,896
Loans Either Current or Less Than 30 Days Past Due	140,696	159,453
Total Portfolio Loans	156,251	181,349
Consumer [Member]
Summarize the aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days	139	476
More Than 89 Days (Accruing)	14	38
Loans on Nonaccrual Status (Generally, 90 Days or More)	174	124
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	327	638
Loans Either Current or Less Than 30 Days Past Due	10,273	11,590
Total Portfolio Loans	10,600	12,228
Other [Member]
Summarize the aging and amounts of past due loans [Abstract]
Loans Either Current or Less Than 30 Days Past Due	1,490	2,781
Total Portfolio Loans	$ 1,490	$ 2,781

Loans, Troubled Debt Restructuring (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011
Summarizes loans modified as troubled debt restructurings related payment default [Abstract]
Number of Contracts, troubled debt restructurings	81	175
Pre-restructuring outstanding recorded investment, troubled debt restructurings	$ 23,034,000	$ 42,386,000
Post-restructuring outstanding recorded investment, troubled debt restructurings	19,058,000	35,731,000
Loan Loss Reserve, troubled debt restructurings	1,212,000	2,067,000
Number of Contracts, troubled debt restructurings that subsequently defaulted	24	44
Recorded Investment, troubled-debt restructurings that subsequently defaulted	3,083,000	5,375,000
Substandard extended loan, amount	10,600,000	10,600,000
Percentage of loan extended (in hundredths)	30.00%	30.00%
Troubled debt restructurings as loan type and accrual status [Abstract]
Troubled debt restructurings, On-non accrual status	90,434,000	90,434,000	112,997,000
Troubled debt restructurings, On accrual status	106,948,000	106,948,000	93,974,000
Troubled debt restructurings, Total	197,382,000	197,382,000	206,971,000
Secured by Real Estate [Member]
Summarizes loans modified as troubled debt restructurings related payment default [Abstract]
Number of Contracts, troubled debt restructurings	76	155
Pre-restructuring outstanding recorded investment, troubled debt restructurings	22,684,000	41,042,000
Post-restructuring outstanding recorded investment, troubled debt restructurings	18,731,000	34,498,000
Loan Loss Reserve, troubled debt restructurings	1,205,000	2,022,000
Number of Contracts, troubled debt restructurings that subsequently defaulted	20	37
Recorded Investment, troubled-debt restructurings that subsequently defaulted	2,801,000	4,901,000
Troubled debt restructurings as loan type and accrual status [Abstract]
Troubled debt restructurings, On-non accrual status	80,477,000	80,477,000	104,661,000
Troubled debt restructurings, On accrual status	98,600,000	98,600,000	84,044,000
Troubled debt restructurings, Total	179,077,000	179,077,000	188,705,000
Commercial [Member] | Secured by Real Estate [Member]
Summarizes loans modified as troubled debt restructurings related payment default [Abstract]
Number of Contracts, troubled debt restructurings	39	83
Pre-restructuring outstanding recorded investment, troubled debt restructurings	17,851,000	31,081,000
Post-restructuring outstanding recorded investment, troubled debt restructurings	14,345,000	26,184,000
Loan Loss Reserve, troubled debt restructurings	736,000	1,296,000
Number of Contracts, troubled debt restructurings that subsequently defaulted	10	16
Recorded Investment, troubled-debt restructurings that subsequently defaulted	1,151,000	2,056,000
Troubled debt restructurings as loan type and accrual status [Abstract]
Troubled debt restructurings, On-non accrual status	48,637,000	48,637,000	65,589,000
Troubled debt restructurings, On accrual status	64,264,000	64,264,000	52,784,000
Troubled debt restructurings, Total	112,901,000	112,901,000	118,373,000
Residential (including multi-family) [Member] | Secured by Real Estate [Member]
Summarizes loans modified as troubled debt restructurings related payment default [Abstract]
Number of Contracts, troubled debt restructurings	31	60
Pre-restructuring outstanding recorded investment, troubled debt restructurings	4,237,000	8,309,000
Post-restructuring outstanding recorded investment, troubled debt restructurings	3,823,000	6,914,000
Loan Loss Reserve, troubled debt restructurings	454,000	685,000
Number of Contracts, troubled debt restructurings that subsequently defaulted	7	13
Recorded Investment, troubled-debt restructurings that subsequently defaulted	1,177,000	1,651,000
Troubled debt restructurings as loan type and accrual status [Abstract]
Troubled debt restructurings, On-non accrual status	21,912,000	21,912,000	25,358,000
Troubled debt restructurings, On accrual status	24,016,000	24,016,000	20,625,000
Troubled debt restructurings, Total	45,928,000	45,928,000	45,983,000
Construction, land development and other land [Member] | Secured by Real Estate [Member]
Summarizes loans modified as troubled debt restructurings related payment default [Abstract]
Number of Contracts, troubled debt restructurings	6	12
Pre-restructuring outstanding recorded investment, troubled debt restructurings	596,000	1,652,000
Post-restructuring outstanding recorded investment, troubled debt restructurings	563,000	1,400,000
Loan Loss Reserve, troubled debt restructurings	15,000	41,000
Number of Contracts, troubled debt restructurings that subsequently defaulted	3	8
Recorded Investment, troubled-debt restructurings that subsequently defaulted	473,000	1,194,000
Troubled debt restructurings as loan type and accrual status [Abstract]
Troubled debt restructurings, On-non accrual status	9,928,000	9,928,000	13,714,000
Troubled debt restructurings, On accrual status	10,320,000	10,320,000	10,635,000
Troubled debt restructurings, Total	20,248,000	20,248,000	24,349,000
Commercial and other business-purpose loans [Member]
Summarizes loans modified as troubled debt restructurings related payment default [Abstract]
Number of Contracts, troubled debt restructurings	5	18
Pre-restructuring outstanding recorded investment, troubled debt restructurings	350,000	1,304,000
Post-restructuring outstanding recorded investment, troubled debt restructurings	327,000	1,194,000
Loan Loss Reserve, troubled debt restructurings	7,000	42,000
Number of Contracts, troubled debt restructurings that subsequently defaulted	4	6
Recorded Investment, troubled-debt restructurings that subsequently defaulted	282,000	384,000
Troubled debt restructurings as loan type and accrual status [Abstract]
Troubled debt restructurings, On-non accrual status	9,823,000	9,823,000	8,336,000
Troubled debt restructurings, On accrual status	8,201,000	8,201,000	9,876,000
Troubled debt restructurings, Total	18,024,000	18,024,000	18,212,000
Consumer [Member]
Summarizes loans modified as troubled debt restructurings related payment default [Abstract]
Number of Contracts, troubled debt restructurings		2
Pre-restructuring outstanding recorded investment, troubled debt restructurings		40,000
Post-restructuring outstanding recorded investment, troubled debt restructurings		39,000
Loan Loss Reserve, troubled debt restructurings		3,000
Number of Contracts, troubled debt restructurings that subsequently defaulted		1
Recorded Investment, troubled-debt restructurings that subsequently defaulted		90,000
Troubled debt restructurings as loan type and accrual status [Abstract]
Troubled debt restructurings, On-non accrual status	134,000	134,000
Troubled debt restructurings, On accrual status	147,000	147,000	54,000
Troubled debt restructurings, Total	$ 281,000	$ 281,000	$ 54,000

Discontinued Operations (Details) (USD $)	3 Months Ended		6 Months Ended					3 Months Ended		6 Months Ended			6 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012		Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Discontinued Operations [Member]	Jun. 30, 2011 Discontinued Operations [Member]	Jun. 30, 2012 Discontinued Operations [Member]	Jun. 30, 2011 Discontinued Operations [Member]	Dec. 31, 2011 Discontinued Operations [Member]	Jun. 30, 2012 Mountain View Bank of Commerce Disposition [Member]		Jul. 31, 2012 Bank of Michigan Disposition [Member]		Jul. 31, 2012 First Carolina State Bank Disposition [Member]
Sale of Bank Subsidiary [Abstract]
Date Sold			Jan 30, 2012	[1]
Sale Proceeds			$ 4,060,000		$ 13,704,000								$ 4,060,000	[1]	$ 3,600,000		$ 1,300,000
Gain	0	184,000	126,000		4,552,000				184,000	126,000	4,552,000		126,000	[1]	(270,000)	[1]	290,000	[1]
Income Statement of Discontinued Operations [Abstract]
Interest income	19,941,000	24,609,000	41,179,000		51,100,000			1,725,000	9,191,000	3,696,000	19,861,000
Interest expense	5,992,000	8,843,000	13,001,000		18,438,000			398,000	1,548,000	856,000	3,520,000
Net interest income	13,949,000	15,766,000	28,178,000		32,662,000			1,327,000	7,643,000	2,840,000	16,341,000
Provision for loan losses			1,721,000		22,071,000			101,000	2,374,000	561,000	4,855,000
Net interest income after provision for loan losses	13,655,000	10,030,000	27,018,000		15,446,000			1,226,000	5,269,000	2,279,000	11,486,000
Noninterest income	3,677,000	4,893,000	7,006,000		25,581,000			376,000	1,134,000	708,000	2,279,000
Gain on sale of bank subsidiaries	0	184,000	126,000		4,552,000				184,000	126,000	4,552,000		126,000	[1]	(270,000)	[1]	290,000	[1]
Noninterest expense	28,024,000	32,190,000	53,774,000		66,391,000			1,507,000	7,027,000	2,954,000	14,081,000
Income (loss) before income taxes								95,000	(440,000)	159,000	4,236,000
Less income tax expense	80,000	208,000	62,000		1,807,000			80,000	208,000	62,000	1,807,000
Net income (loss) from discontinued operations	15,000	(648,000)	97,000		2,429,000			15,000	(648,000)	97,000	2,429,000
Net (income) loss attributable to noncontrolling interests in consolidated subsidiaries								(22,000)	478,000	66,000	651,000
Net income (loss) from discontinued operations attributable to Capitol Bancorp Limited								(7,000)	(170,000)	163,000	3,080,000
Net income from discontinued operations per common share attributable to Capitol Bancorp Limited	$ 0	$ 0	$ 0		$ 0.08			$ 0	$ 0	$ 0	$ 0.08
Assets of Disposal Group, Including Discontinued Operation [Abstract]
Cash and cash equivalents	345,861,000	380,814,000	345,861,000		380,814,000	356,546,000	392,023,000	34,554,000		34,554,000		40,575,000
Investment securities	19,868,000		19,868,000			17,620,000		4,179,000		4,179,000		10,199,000
Federal Home Loan Bank stock								593,000		593,000		957,000
Portfolio loans	1,379,267,000		1,379,267,000			1,541,113,000		122,953,000		122,953,000		163,156,000
Less allowance for loan losses	(73,438,000)		(73,438,000)			(86,745,000)		(5,579,000)		(5,579,000)		(6,535,000)
Net portfolio loans	1,305,829,000		1,305,829,000			1,454,368,000		117,374,000		117,374,000		156,621,000
Premises and equipment	22,769,000		22,769,000			24,348,000		3,911,000		3,911,000		3,452,000
Other real estate owned	94,834,000		94,834,000			95,523,000		3,379,000		3,379,000		5,949,000
Other assets	12,947,000		12,947,000			14,345,000		2,167,000		2,167,000		4,745,000
TOTAL ASSETS	1,985,907,000		1,985,907,000			2,205,265,000		166,157,000		166,157,000		222,498,000
Liabilities of Disposal Group, Including Discontinued Operation [Abstract]
Noninterest-bearing deposits	361,003,000		361,003,000			328,896,000		24,335,000		24,335,000		27,292,000
Interest-bearing deposits	1,368,029,000		1,368,029,000			1,529,502,000		123,319,000		123,319,000		165,864,000
Total deposits	1,729,032,000		1,729,032,000			1,858,398,000		147,654,000		147,654,000		193,156,000
Other liabilities								9,991,000		9,991,000		12,600,000
Total liabilities	$ 2,117,820,000		$ 2,117,820,000			$ 2,313,912,000		$ 157,645,000		$ 157,645,000		$ 205,756,000

[1]	Previously a majority-owned subsidiary of a bank-development subsidiary controlled by Capitol.

Fair Value (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011
Fair Value [Abstract]
Liabilities measured at fair value	$ 0		$ 0
Fair value, assets measured on recurring and nonrecurring basis [Abstract]
Investment securities available for sale, Assets	17,099,000		14,883,000
Maximum amount of loan for internally developed evaluations	250,000
Carrying Value [Member]
Fair value, assets measured on recurring and nonrecurring basis [Abstract]
Investment securities available for sale, Assets	17,099,000		14,883,000
Significant Other Observable Inputs (Level 2) [Member] | Estimate Fair Value [Member]
Fair value, assets measured on recurring and nonrecurring basis [Abstract]
Investment securities available for sale, Assets	17,099,000		14,883,000
Recurring [Member] | Estimate Fair Value [Member]
Fair value, assets measured on recurring and nonrecurring basis [Abstract]
United States Treasury	3,502,000	[1]	4,013,000	[1]
United States Government Agency	3,998,000	[1]
Mortgage-backed	9,493,000	[1]	10,592,000	[1]
Municipalities	106,000	[1]	278,000	[1]
Investment securities available for sale, Assets	17,099,000	[1]	14,883,000	[1]
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Estimate Fair Value [Member]
Fair value, assets measured on recurring and nonrecurring basis [Abstract]
United States Treasury	3,502,000	[1]	4,013,000	[1]
United States Government Agency	3,998,000	[1]
Mortgage-backed	9,493,000	[1]	10,592,000	[1]
Municipalities	106,000	[1]	278,000	[1]
Investment securities available for sale, Assets	17,099,000	[1]	14,883,000	[1]
Nonrecurring [Member] | Estimate Fair Value [Member]
Fair value, assets measured on recurring and nonrecurring basis [Abstract]
Impaired Loans Fair Value Disclosure	118,731,000	[2]	175,424,000	[2]
Other real estate owned	94,834,000	[3]	95,523,000	[3]
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Estimate Fair Value [Member]
Fair value, assets measured on recurring and nonrecurring basis [Abstract]
Impaired Loans Fair Value Disclosure	118,731,000	[2]	175,424,000	[2]
Other real estate owned	$ 94,834,000	[3]	$ 95,523,000	[3]

[1]	Level 2 inputs for investment securities available for sale include pricing models from independent pricing sources with reasonable levels of price transparency.
[2]	Level 3 inputs for impaired loans include appraised value of the applicable collateral or other unobservable estimates of fair value.
[3]	Level 3 inputs for other real estate owned include appraised value of the foreclosed property or other unobservable estimates of fair value. Fair value is reduced by estimated costs to sell the properties.

Fair Value, by Balance Sheet Grouping (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Investment securities:
Available for sale	$ 17,099	$ 14,883
Loans secured by real estate:
Less allowance for loan losses	73,438	86,745
Carrying Value [Member]
Financial assets:
Cash	47,466	38,540
Cash equivalents	298,395	318,006
Loans held for sale	1,099	2,129
Investment securities:
Available for sale	17,099	14,883
Held for long-term investment	2,769	2,737
Total investment securities	19,868	17,620
Federal Home Loan Bank and Federal Reserve Bank stock	12,105	12,851
Loans secured by real estate:
Commercial Real Estate Loans Fair Value Disclosure	841,762	907,377
Residential Real Estate Loans Fair Value Disclosure	291,175	332,110
Construction Real Estate And Land Development Loans Fair Value Disclosure	77,989	105,268
Real Estate Loans Fair Value Disclosure	1,210,926	1,344,755
Commercial And Other Business Purposes Loans Fair Value Disclosure	156,251	181,349
Consumer Loans Receivable Fair Value Disclosure	10,600	12,228
Other Loans Receivable Fair Value Disclosure	1,490	2,781
Loans Receivable Gross Fair Value Disclosure	1,379,267	1,541,113
Less allowance for loan losses	(73,438)	(86,745)
Loans And Lease Receivable Net Fair Value Disclosure	1,305,829	1,454,368
Deposits:
Noninterest-bearing	361,003	328,896
Interest-bearing:
Demand accounts	507,722	502,866
Time certificates of less than $100,000	373,757	454,833
Time Deposits 100000 Or More Fair Value Disclosure	486,550	571,803
Total interest-bearing	1,368,029	1,529,502
Total deposits	1,729,032	1,858,398
Notes payable and other borrowings	30,694	50,445
Subordinated debentures	149,207	149,156
Estimate Fair Value [Member]
Investment securities:
Total investment securities	19,868	16,864
Loans secured by real estate:
Real Estate Loans Fair Value Disclosure	1,208,314	1,340,383
Loans Receivable Gross Fair Value Disclosure	1,376,770	1,536,685
Loans And Lease Receivable Net Fair Value Disclosure	1,303,332	1,449,940
Interest-bearing:
Total interest-bearing	1,372,917	1,538,820
Total deposits	1,733,920	1,867,716
Estimate Fair Value [Member] | Fair Value, Level 1 [Member]
Financial assets:
Cash	47,466	38,540
Deposits:
Noninterest-bearing	361,003	328,896
Estimate Fair Value [Member] | Significant Other Observable Inputs (Level 2) [Member]
Financial assets:
Cash equivalents	298,395	318,006
Loans held for sale	1,099	2,129
Investment securities:
Available for sale	17,099	14,883
Federal Home Loan Bank and Federal Reserve Bank stock	12,105	12,851
Interest-bearing:
Demand accounts	507,722	502,866
Estimate Fair Value [Member] | Significant Unobservable Inputs (Level 3) [Member]
Investment securities:
Held for long-term investment	2,769	1,981
Loans secured by real estate:
Commercial Real Estate Loans Fair Value Disclosure	839,488	903,687
Residential Real Estate Loans Fair Value Disclosure	290,789	331,434
Construction Real Estate And Land Development Loans Fair Value Disclosure	78,037	105,262
Commercial And Other Business Purposes Loans Fair Value Disclosure	156,183	181,350
Consumer Loans Receivable Fair Value Disclosure	10,815	12,406
Other Loans Receivable Fair Value Disclosure	1,458	2,546
Less allowance for loan losses	(73,438)	(86,745)
Interest-bearing:
Time certificates of less than $100,000	376,161	460,012
Time Deposits 100000 Or More Fair Value Disclosure	489,034	575,942
Notes payable and other borrowings	20,908	50,824
Subordinated debentures	$ 29,080	$ 123,452

Net Loss Per Common Share Attributable to Capitol Bancorp Limited (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income loss from continuing and discontinuing operations per basic share [Abstract]
Numerator-net loss attributable to Capitol Bancorp Limited for the period	$ (10,339)	$ (16,438)	$ (18,251)	$ (16,149)
Denominator:
Weighted average number of common shares outstanding, excluding unvested restricted shares of common stock (denominator for basic and diluted net loss)	41,021	40,946	41,020	36,579
Net income (loss) per common share attributable to Capitol Bancorp Limited:
From continuing operations (in dollars per share)	$ (0.25)	$ (0.4)	$ (0.44)	$ (0.52)
From discontinued operations (in dollars per share)	$ 0	$ 0	$ 0	$ 0.08
Total net loss per common share attributable to Capitol Bancorp Limited	$ (0.25)	$ (0.4)	$ (0.44)	$ (0.44)
Stock options [Member]
Denominator:
Number of antidilutive securities excluded from diluted net loss per share computation	1,722	1,541	1,722	1,541
Unvested restricted shares [Member]
Denominator:
Number of antidilutive securities excluded from diluted net loss per share computation	18	30	18	30
Warrants [Member]
Denominator:
Number of antidilutive securities excluded from diluted net loss per share computation	1,250	1,326	1,250	1,326

Trust-Preferred Securities and Debt Extinguishment (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jan. 31, 2011
Schedule Of Trust Preferred Securities [Line Items]
Number of previously unissued common shares, issued (in shares)		19,545,360
Trust Preferred Securities [Member]
Schedule Of Trust Preferred Securities [Line Items]
Maximum deferred period of payment of interest	5 years
Accrued interest payable on trust preferred securities	$ 32.5		$ 27.6
Number of previously unissued common shares, issued (in shares)		19,500,000
Trust preferred securities liquidation value, aggregate				19.5
Accrued interest payable associated with retired securities				3.4
Amount by which regulatory capital increased				21.9
Amount of gain on transaction of regulatory capital increased		$ 16.9
Trust Preferred Securities [Member] | Capitol Trust I [Member]
Schedule Of Trust Preferred Securities [Line Items]
Number of exchangeable shares (in shares)				1,180,602
Number of shares outstanding as trust preferred securities (in shares)				2,530,000
Trust Preferred Securities [Member] | Capitol Trust XII [Member]
Schedule Of Trust Preferred Securities [Line Items]
Number of exchangeable shares (in shares)				773,934
Number of shares outstanding as trust preferred securities (in shares)				1,454,100

Pending Sale of Subsidiary Banks (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Pending Sale of Subsidiary Banks [Abstract]
Proceeds From Pending Sale of High Desert Bank	$ 760,000
Projected Gain Loss From Pending sale	$ (210,000)
Projected Gain Loss Per Share From Pending Sale	$ 0.01

Regulatory and Operating Matters (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Aug. 01, 2011
Regulatory and Operating Matters [Abstract]
Maximum number of days for notification after the end of any quarter under which capital ratios fall below approved capital plan's minimum ratios	30 days
Maximum amount of assets of entity's that issued trust preferred securities	$ 10
Number of preferred shares for each outstanding common share for declared dividend (in shares)		1

Regulatory Capital Matters (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011
Tier 1 capital to average adjusted total assets:
Tier 1 capital to average adjusted total assets, minimum required amount	$ 80,701,000		$ 92,356,000
Tier 1 capital to average adjusted total assets, actual amount	(132,168,000)		(109,146,000)
Tier 1 capital to average adjusted total assets, ratio (in hundredths)	(6.55%)		(4.73%)
Tier 1 capital to risk-weighted assets:
Tier 1 capital to risk-weighted assets, Minimum required amount	61,153,000	[1]	68,615,000	[1]
Tier 1 capital to risk-weighted assets, Actual amount	(132,168,000)		(109,146,000)
Tier 1 capital to risk-weighted assets, Ratio (in hundredths)	(8.65%)		(6.36%)
Combined Tier 1 and Tier 2 capital to risk-weighted assets:
Combined Tier 1 and Tier 2 capital to risk-weighted assets, Minimum required amount	122,307,000	[2]	137,231,000	[2]
Combined Tier 1 and Tier 2 capital to risk-weighted assets, Actual amount	(132,168,000)		(109,146,000)
Combined Tier 1 and Tier 2 capital to risk-weighted assets, Ratio (in hundredths)	(8.65%)		(6.36%)
Minimum required ratio of Tier 1 capital to risk-weighted assets (in hundredths)	4.00%		4.00%
Minimum required ratio of Tier 1 and Tier 2 capital to risk-weighted assets (in hundredths)	8.00%		8.00%
Previously qualifying Tier 2 capital	$ 169,100,000		$ 171,500,000
Tier two risk based capital specified as percentage of tier one risk based capital, maximum (in hundredths)	100.00%

[1]	The minimum required ratio of Tier 1 capital to risk-weighted assets to be considered "adequately-capitalized" is 4%.
[2]	The minimum required ratio of Tier 1 and Tier 2 capital to risk-weighted assets to be considered "adequately-capitalized" is 8%.

Financial Restructuring Plan (Details)	Jun. 30, 2012
Financial Restructuring Plan [Abstract]
Equity Interest in new entity to be held by external capital sources	47.00%
Equity Interest in new entity to be retained with new class of common stock	53.00%